UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-1512
Oppenheimer Capital Income Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 08/31/2008

Item 1. Reports to Stockholders.

August 31, 2008

Oppenheimer

Capital Income Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Market Recap and Outlook

Listing of Top Holdings

ANNUAL REPORT

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

August31,2008OppenheimerManagementCapitalIncomeCommentariesandFundAnnualReportMANAGEMENTCOMMENTARIES MarketRecapandOutlookListingofTopHoldingsANNUALREPORTFundPerformanceDiscussionListingofInvestmentsFi nancialStatements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries
Oil, Gas & Consumable Fuels	8.9%
Tobacco	7.3
Diversified Telecommunication Services	4.0
Insurance	3.9
Pharmaceuticals	1.8
Industrial Conglomerates	1.6
Aerospace & Defense	1.6
Specialty Retail	1.3
Electric Utilities	1.2
Diversified Financial Services	1.1
Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2008, and are based on net assets.

Top Ten Common Stock Holdings
Kinder Morgan Management LLC	3.9%
Lorillard, Inc.	3.1
Philip Morris International, Inc.	3.0
Everest Re Group Ltd.	2.1
ConocoPhillips	1.4
BP plc, ADR	1.3
General Electric Co.	1.2
Altria Group, Inc.	1.2
AT&T, Inc.	1.1
Chevron Corp.	1.0
Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2008, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
8 | OPPENHEIMER CAPITAL INCOME FUND

9 | OPPENHEIMER CAPITAL INCOME FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended August 31, 2008, followed by a graphical comparison of the Fund’s performance to an appropriate broad-based market index.
Management’s Discussion of Fund Performance. In a particularly difficult investment environment, the Fund’s Class A shares, without sales charge, returned -9.51% and outperformed both the Russell 3000 Value Index, which returned -14.11% and the S&P 500 Index, which returned -11.14%, respectively, for the 12-month reporting period. Relative to the Russell 3000 Value Index, the majority of the Fund’s equity-related negative absolute performance can be attributed to weak stock selection within the battered financials sector, an overweighting in the telecommunication services sector and disappointing stock selection within the consumer discretionary’s office products sub-sector. However, strong results posted by individual holdings within the energy, consumer staples and consumer discretionary sectors helped the Fund’s performance.
     On the fixed income side of the portfolio, a moderate exposure to Treasury securities, the only area of the market that performed reasonably well, hurt results. Additionally, the Fund’s overweighting in AAA-rated prime residential mortgage-backed securities (MBS) and AAA-rated commercial mortgage-backed securities (CMBS) hampered overall performance. Despite the high quality of these bonds, performance suffered due to widening credit spreads and investors continued aversion to risk.
     Overall we made minimal changes to the Fund’s asset allocation profile and remained defensively positioned. We continued to reduce the Fund’s exposure to financials and consumer cyclical sectors and maintained the Fund’s overweighting in the consumer staples and telecommunication services sectors.
     Although relative performance has improved within the equity portion of the Fund over the last six to nine months, overall performance for the equity side of the portfolio hampered the Fund’s total returns for the 12-month period. Given the Fund’s focus on seeking income, it tends to hold many high-yielding dividend stocks, and many of these stocks may be found in the financials and telecommunications sectors. While both of these sectors underperformed over the period, dividend yielding stocks in general under-performed the broader equity market.
     Many of the Fund’s largest detractors were financial stocks, hit hard by the credit crisis and sub-prime mortgage fallout. Although the Fund maintained a relative underweighting in the sector, disappointing stock selection hurt results. Top underperformers included E*TRADE Financial Corp., Citigroup, Inc., and UBS AG. Over the past few years E*Trade sought to diversify its business model and entered the mortgage market. Ultimately, this move hurt the company as it was negatively affected by credit concerns stemming from the sub-prime lending market. We exited our position in E*TRADE. Significant exposure to sub-prime troubles also hurt Citigroup and UBS.
10 | OPPENHEIMER CAPITAL INCOME FUND

     The Fund’s overweighting in the telecommunication services sector also adversely affected results. The largest detractors to performance were the rural local exchange companies (RLECs). As mentioned earlier, high yielding dividend stocks underperformed the broader market and RLECs fall into this category.
     In terms of the consumer discretionary sector, the Fund’s holdings within the office products category were a drag on results. Top detractors included Office Depot, Inc., which we exited, and OfficeMax, Inc. Both companies suffered due to the economic slow-down and growing pressure on the consumer.
     On the positive side, the Fund benefited from the strong performance generated by holdings within the energy, consumer staples and consumer discretionary sectors. During a profitable environment for energy companies, top performers for the Fund included Kinder Morgan Management LLC (the Fund’s largest holding at reporting period end), ConocoPhillips and Chevron Corp. Within the consumer staples sector, tobacco manufacturer, Altria Group, Inc. helped performance. Altria benefited from its relatively defensive nature, successful spin-off of its Kraft Foods division and the separation of its international and domestic tobacco businesses. Further adding to performance were the Fund’s holdings in specialty retailer CSK Auto, Inc. CSK Auto, a retailer of auto parts and accessories, produced strong results due to its acquisition by O’Reilly Automotive, Inc. over the period.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2008. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of the S&P 500 Index and the Russell 3000 Value Index. The S&P 500 Index is an unmanaged index of equity securities. The Russell 3000 Value Index is an unmanaged index of the 3,000 largest U.S. companies with lower-price-to-book ratios and lower forecasted growth values. Indices cannot be purchased directly by investors. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the index.
11 | OPPENHEIMER CAPITAL INCOME FUND

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
12 | OPPENHEIMER CAPITAL INCOME FUND

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares uses Class A performance for the period after conversion. See page 16 for further information.
13 | OPPENHEIMER CAPITAL INCOME FUND

FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
14 | OPPENHEIMER CAPITAL INCOME FUND

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares uses Class A performance for the period after conversion. See page 16 for further information.
15 | OPPENHEIMER CAPITAL INCOME FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/1/70. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion and the ending account value does not reflect the deduction of any sales charges. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
16 | OPPENHEIMER CAPITAL INCOME FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
17 | OPPENHEIMER CAPITAL INCOME FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	March 1, 2008	August 31, 2008	August 31, 2008
Class A	$1,000.00	$978.90	$4.74
Class B	1,000.00	975.60	8.73
Class C	1,000.00	974.70	8.57
Class N	1,000.00	978.00	6.38

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.36	4.84
Class B	1,000.00	1,016.34	8.91
Class C	1,000.00	1,016.49	8.76
Class N	1,000.00	1,018.70	6.52
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended August 31, 2008 are as follows:

Class	Expense Ratios
Class A	0.95%
Class B	1.75
Class C	1.72
Class N	1.28
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
18 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS August 31, 2008

	Shares	Value

Common Stocks—39.5%

Consumer Discretionary—1.8%

Hotels, Restaurants & Leisure—0.1%
Carnival Corp.[1]	40,000	$1,482,400

Media—0.4%
Cinemark Holdings, Inc.	715,000	10,503,350

Specialty Retail—1.3%
O’Reilly Automotive, Inc.[2]	850,000	24,752,000

OfficeMax, Inc.	600,000	7,344,000

		32,096,000

Consumer Staples—8.3%

Beverages—0.2%
Coca-Cola Co. (The)	102,500	5,337,175

Food & Staples Retailing—0.2%
CVS Caremark Corp.	70,000	2,562,000

SUPERVALU, Inc.	112,500	2,608,875

		5,170,875

Food Products—0.6%
B&G Foods, Inc.	1,023,750	16,277,625

Tobacco—7.3%
Altria Group, Inc.	1,400,000	29,442,000

Lorillard, Inc.	1,070,000	77,296,800

Philip Morris International, Inc.[1]	1,400,000	75,180,000

		181,918,800

Energy—9.6%

Energy Equipment & Services—0.7%
Halliburton Co.	85,000	3,734,900

Transocean, Inc.	117,500	14,946,000

		18,680,900

Oil, Gas & Consumable Fuels—8.9%
BP plc, ADR	575,000	33,137,250

Capital Product Partners LP	215,000	3,347,550

Chevron Corp.	300,000	25,896,000

ConocoPhillips	422,500	34,860,475

Enbridge Energy Management LLC[2]	1	3

Kinder Morgan Management LLC[2]	1,752,503	97,263,891

Marathon Oil Corp.	500,000	22,535,000
F1 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Oil, Gas & Consumable Fuels Continued
Williams Cos., Inc. (The)	135,000	$4,170,150

		221,210,319

Financials—6.5%

Capital Markets—1.0%
Bank of New York Mellon Corp.	187,500	6,489,375

Credit Suisse Group AG, ADR	110,500	5,124,990

UBS AG2	605,000	13,243,450

		24,857,815

Commercial Banks—0.2%
Wachovia Corp.[1]	225,000	3,575,250

Diversified Financial Services—1.1%
Citigroup, Inc.	1,187,500	22,550,625

KKR Financial Holdings LLC	600,000	5,628,000

		28,178,625

Insurance—3.9%
ACE Ltd.	462,500	24,332,125

Everest Re Group Ltd.	642,500	52,768,525

Fidelity National Title Group, Inc., Cl. A	452,500	6,348,575

Hartford Financial Services Group, Inc. (The)	150,000	9,462,000

XL Capital Ltd., Cl. A	229,100	4,604,910

		97,516,135

Real Estate Investment Trusts—0.3%
Anthracite Capital, Inc.	575,000	3,237,250

Crystal River Capital, Inc.	512,500	1,230,000

iStar Financial, Inc.	619,500	3,463,005

		7,930,255

Health Care—1.8%

Pharmaceuticals—1.8%
Abbott Laboratories[1]	162,500	9,332,375

Bristol-Myers Squibb Co.	282,500	6,028,550

Merck & Co., Inc.	152,500	5,439,675

Pfizer, Inc.[1]	1,145,000	21,880,950

Schering-Plough Corp.[1]	100,000	1,940,000

		44,621,550
F2 | OPPENHEIMER CAPITAL INCOME FUND

	Shares	Value

Industrials—3.9%

Aerospace & Defense—1.6%
Lockheed Martin Corp.[1]	71,000	$8,267,240

Raytheon Co.	425,000	25,495,750

United Technologies Corp.	75,000	4,919,250

		38,682,240

Industrial Conglomerates—1.6%
General Electric Co.[1]	1,050,000	29,505,000

Siemens AG, Sponsored ADR	100,000	10,880,000

		40,385,000

Marine—0.4%
Britannia Bulk Holdings, Inc.[2]	375,000	3,495,000

Eagle Bulk Shipping, Inc.	162,500	4,301,375

Seaspan Corp.	120,000	2,985,600

		10,781,975

Trading Companies & Distributors—0.3%
Aircastle Ltd.	500,000	6,635,000

Information Technology—1.1%

Communications Equipment—0.3%
Corning, Inc.	445,000	9,140,300

Semiconductors & Semiconductor Equipment—0.5%
Intel Corp.[1]	215,000	4,917,050

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	376,890	3,659,602

Texas Instruments, Inc.	175,000	4,289,250

		12,865,902

Software—0.3%
Microsoft Corp.	250,000	6,822,500

Materials—0.5%

Chemicals—0.4%
BASF SE, Sponsored ADR	75,500	4,329,925

Eastman Chemical Co.[1]	43,250	2,608,840

Lubrizol Corp. (The)[1]	52,500	2,781,975

PPG Industries, Inc.[1]	27,500	1,728,650

		11,449,390

Metals & Mining—0.1%
Teck Cominco Ltd., Cl. B	50,500	2,093,730
F3 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Telecommunication Services—4.0%

Diversified Telecommunication Services—4.0%
AT&T, Inc.	875,000	$27,991,250

Consolidated Communications Holdings, Inc.	1,292,500	19,529,675

FairPoint Communications, Inc.	1,595,000	14,115,750

Frontier Communications Corp.	1,387,500	17,440,875

Qwest Communications International, Inc.	1,075,000	4,063,500

Windstream Corp.	1,272,500	15,804,450

		98,945,500

Utilities—2.0%

Electric Utilities—1.2%
Cleco Corp.	692,500	17,457,925

FirstEnergy Corp.	185,000	13,438,400

		30,896,325

Energy Traders—0.2%
Constellation Energy Group, Inc.	70,000	4,669,700

Gas Utilities—0.3%
Southern Union Co.	277,500	7,231,650

Multi-Utilities—0.3%
CenterPoint Energy, Inc.	432,500	6,868,100

Total Common Stocks (Cost $799,620,150)		986,824,386

Preferred Stocks—4.1%
American International Group, Inc., 8.50% Cv.	52,500	2,617,125

Archer-Daniels-Midland Co., 6.25% Cv.	132,000	4,676,760

Emmis Communications Corp., 6.25% Cum. Cv., Series A, Non-Vtg.	700,000	17,850,000

Freeport-McMoRan Copper & Gold, Inc., 6.75% Cv., Non-Vtg.	47,125	6,136,618

Lehman Brothers Holdings, Inc., 8.75% Cv., Series Q2	6,000	3,720,000

Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.	39,000	26,559,000

NRG Energy, Inc., 5.75% Cv.	43,750	13,860,547

Schering-Plough Corp., 6% Cv.	57,500	10,596,675

Six Flags, Inc., 7.25% Cum. Cv. Preferred Income Equity Redeemable Shares, Non-Vtg.	650,000	4,225,000

United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred Securities, Non-Vtg.	253,569	7,670,462

XL Capital Ltd.:
10.75% Cv.[2]	100,000	3,078,000
7% Cv.	175,000	1,445,500

Total Preferred Stocks (Cost $145,395,214)		102,435,687
F4 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Mortgage-Backed Obligations—35.9%

Government Agency—21.2%

FHLMC/FNMA/Sponsored—21.1%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19	$6,276,417	$6,172,605
4.50%, 5/15/19[4]	2,938,572	2,887,717
5%, 8/15/33-12/15/34	5,867,718	5,677,492
6%, 5/15/18-3/15/33	3,393,653	3,468,541
6.50%, 4/15/18-4/1/34	1,424,340	1,476,140
7%, 12/1/23-10/1/31	6,956,406	7,321,788
8%, 4/1/16	323,188	343,328
9%, 8/1/22-5/1/25	98,092	107,572

Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 15.503%, 3/25/36[5]	954,436	1,042,523
Series 2034, Cl. Z, 6.50%, 2/15/28	487,361	507,349
Series 2043, Cl. ZP, 6.50%, 4/15/28	1,526,817	1,596,608
Series 2053, Cl. Z, 6.50%, 4/15/28	496,803	518,862
Series 2055, Cl. ZM, 6.50%, 5/15/28	638,145	662,740
Series 2075, Cl. D, 6.50%, 8/15/28	1,799,125	1,879,046
Series 2080, Cl. C, 6.50%, 8/15/28	906,257	946,060
Series 2080, Cl. Z, 6.50%, 8/15/28	430,331	449,446
Series 2279, Cl. PK, 6.50%, 1/15/31	951,580	994,076
Series 2326, Cl. ZP, 6.50%, 6/15/31	487,024	507,902
Series 2461, Cl. PZ, 6.50%, 6/15/32	2,241,656	2,390,714
Series 2500, Cl. FD, 2.967%, 3/15/32[5]	232,298	231,367
Series 2526, Cl. FE, 2.867%, 6/15/29[5]	324,962	322,104
Series 2538, Cl. F, 3.067%, 12/15/32[5]	4,281,847	4,256,811
Series 2551, Cl. FD, 2.867%, 1/15/33[5]	248,568	245,604
Series 2676, Cl. KY, 5%, 9/15/23	2,768,000	2,650,421
Series 3025, Cl. SJ, 15.705%, 8/15/35[5]	356,684	393,596
Series 3094, Cl. HS, 15.338%, 6/15/34[5]	615,231	662,645

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 16.302%, 6/1/26[6]	413,148	103,276
Series 183, Cl. IO, 14.329%, 4/1/27[6]	668,077	152,518
Series 184, Cl. IO, 20.802%, 12/1/26[6]	718,256	179,007
Series 192, Cl. IO, 16.709%, 2/1/28[6]	218,924	57,848
Series 200, Cl. IO, 16.296%, 1/1/29[6]	268,533	65,929
Series 202, Cl. IO, 4.50%, 4/1/29[6]	6,084,971	1,596,221
Series 2130, Cl. SC, 28.166%, 3/15/29[6]	499,703	52,300
Series 216, Cl. IO, 15.331%, 12/1/31[6]	504,987	143,140
Series 224, Cl. IO, 12.106%, 3/1/33[6]	1,568,347	437,229
Series 243, Cl. 6, 2.338%, 12/15/32[6]	948,218	249,806
Series 2527, Cl. SG, 39.55%, 2/15/32[6]	1,589,137	132,658
Series 2531, Cl. ST, 39.558%, 2/15/30[6]	1,867,505	159,271
Series 2796, Cl. SD, 39.349%, 7/15/26[6]	749,149	76,612
Series 2802, Cl. AS, 77.603%, 4/15/33[6]	1,429,706	124,443
Series 2920, Cl. S, 45.559%, 1/15/35[6]	4,243,464	382,482
F5 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Mortgage-Backed Obligations Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security: Continued
Series 3000, Cl. SE, 81.379%, 7/15/25[6]	$4,715,411	$378,896
Series 3110, Cl. SL, 99.999%, 2/15/26[6]	818,123	66,871

Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.031%, 6/1/26[7]	196,650	161,766
Series 192, Cl. PO, 5.422%, 2/1/28[7]	218,924	168,943

Federal National Mortgage Assn.:
4.50%, 11/25/19-8/1/20	3,688,463	3,633,757
4.50%, 9/1/20[8]	21,610,000	20,934,688
5%, 6/1/33-9/25/35	27,612,337	26,733,516
5%, 9/1/23-9/1/38[8]	79,384,000	77,490,642
5.50%, 1/25/33-1/1/38	36,636,540	36,398,469
5.50%, 2/25/33[4]	8,484,207	8,430,129
5.50%, 9/1/23-9/1/38[8]	103,056,000	102,106,719
6%, 8/25/32-11/1/33	15,407,118	15,659,168
6%, 9/1/23-9/1/36[8]	41,156,000	41,736,155
6%, 3/1/33[9]	11,871,205	12,066,346
6.50%, 5/25/17-11/25/31	6,400,554	6,656,821
6.50%, 12/25/29[4]	6,142,700	6,382,550
6.50%, 9/1/38[8]	16,841,000	17,322,552
7%, 11/1/17-7/25/35	6,346,188	6,695,036
7.50%, 1/1/33-3/25/33	9,260,766	9,996,182
8.50%, 7/1/32	33,247	36,580

Federal National Mortgage Assn. Grantor Trust, Gtd. Trust Mtg. Pass-Through Certificates, Trust 2002-T1, Cl. A2, 7%, 11/25/31	1,461,705	1,544,950

Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23	1,356,681	1,404,510
Trust 1998-61, Cl. PL, 6%, 11/25/28	841,907	857,009
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	1,151,884	1,180,280
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	1,891,173	1,977,262
Trust 2001-70, Cl. LR, 6%, 9/25/30	47,463	47,577
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32	764,810	801,752
Trust 2002-9, Cl. PC, 6%, 3/25/17	5,270,996	5,467,179
Trust 2003-130, Cl. CS, 9.156%, 12/25/33[5]	819,321	788,468
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23	1,903,000	1,848,199
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	3,485,000	3,394,451
Trust 2004-101, Cl. BG, 5%, 1/25/20	2,550,000	2,534,333
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25	1,560,000	1,510,113
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	7,321,312	7,077,579
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	1,430,000	1,382,891
Trust 2005-59, Cl. NQ, 10.695%, 5/25/35[5]	1,005,041	986,909
Trust 2006-46, Cl. SW, 15.136%, 6/25/36[5]	741,894	802,485
Trust 2006-50, Cl. KS, 15.136%, 6/25/36[5]	2,464,776	2,591,423
Trust 2006-50, Cl. SK, 15.136%, 6/25/36[5]	193,483	203,290
Trust 2006-57, Cl. PA, 5.50%, 8/25/27	3,677,596	3,734,731
F6 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Mortgage-Backed Obligations Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security,
Trust 302, Cl. 2, 5.945%, 6/1/29[6]	$1,703,637	$459,626

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 46.431%, 3/17/31[6]	630,009	84,314
Trust 2001-65, Cl. S, 40.65%, 11/25/31[6]	2,166,451	266,675
Trust 2001-81, Cl. S, 27.528%, 1/25/32[6]	474,686	60,085
Trust 2002-47, Cl. NS, 25.743%, 4/25/32[6]	933,314	111,991
Trust 2002-51, Cl. S, 25.802%, 8/25/32[6]	856,910	103,069
Trust 2002-52, Cl. SD, 24.622%, 9/25/32[6]	955,927	101,888
Trust 2002-60, Cl. SM, 38.70%, 8/25/32[6]	1,891,858	228,239
Trust 2002-7, Cl. SK, 41.279%, 1/25/32[6]	603,308	61,212
Trust 2002-75, Cl. SA, 42.957%, 11/25/32[6]	2,609,406	317,115
Trust 2002-77, Cl. BS, 33.542%, 12/18/32[6]	1,130,001	140,958
Trust 2002-77, Cl. JS, 33.528%, 12/18/32[6]	1,951,155	243,313
Trust 2002-77, Cl. SA, 33.684%, 12/18/32[6]	1,798,817	221,921
Trust 2002-77, Cl. SH, 30.375%, 12/18/32[6]	610,662	76,489
Trust 2002-89, Cl. S, 52.818%, 1/25/33[6]	2,418,885	269,104
Trust 2002-9, Cl. MS, 26.392%, 3/25/32[6]	584,538	71,509
Trust 2002-90, Cl. SN, 38.698%, 8/25/32[6]	974,188	121,460
Trust 2002-90, Cl. SY, 41.266%, 9/25/32[6]	409,665	50,136
Trust 2003-117, Cl. KS, 41.307%, 8/25/33[6]	15,230,728	1,691,506
Trust 2003-118, Cl. S, 38.064%, 12/25/33[6]	4,117,035	549,457
Trust 2003-33, Cl. SP, 43.898%, 5/25/33[6]	2,265,287	301,993
Trust 2003-46, Cl. IH, 8.184%, 6/1/33[6]	4,984,113	978,942
Trust 2003-89, Cl. XS, 35.829%, 11/25/32[6]	2,948,198	281,435
Trust 2004-54, Cl. DS, 29.803%, 11/25/30[6]	938,645	99,737
Trust 2005-105, Cl. S, 76.552%, 12/25/35[6]	3,602,047	330,560
Trust 2005-19, Cl. SA, 43.383%, 3/25/35[6]	10,845,033	1,015,953
Trust 2005-40, Cl. SA, 43.474%, 5/25/35[6]	2,463,776	225,069
Trust 2005-6, Cl. SE, 51.743%, 2/25/35[6]	3,107,727	244,361
Trust 2005-71, Cl. SA, 54.574%, 8/25/25[6]	2,947,777	302,442
Trust 2005-86, Cl. AI, 11.501%, 10/1/35[6]	7,427,031	1,888,153
Trust 2005-87, Cl. SE, 99.999%, 10/25/35[6]	7,269,404	533,105
Trust 2005-87, Cl. SG, 78.444%, 10/25/35[6]	6,472,285	578,077
Trust 2006-119, Cl. MS, 74.729%, 12/25/36[6]	2,608,539	234,319
Trust 2006-33, Cl. SP, 61.206%, 5/25/36[6]	6,650,079	706,854
Trust 2006-42, Cl. CI, 33.679%, 6/25/36[6]	5,962,789	560,015
Trust 2006-51, Cl. SA, 29.264%, 6/25/36[6]	29,640,203	2,787,960
Trust 222, Cl. 2, 20.032%, 6/1/23[6]	1,564,002	411,404
Trust 240, Cl. 2, 23.88%, 9/1/23[6]	2,405,953	639,097
Trust 252, Cl. 2, 20.761%, 11/1/23[6]	1,156,666	310,564
Trust 273, Cl. 2, 18.042%, 8/1/26[6]	317,306	78,340
Trust 303, Cl. IO, 19.229%, 11/1/29[6]	410,797	112,240
Trust 308, Cl. 2, 15.271%, 9/1/30[6]	1,040,646	273,428
Trust 321, Cl. 2, 8.971%, 4/1/32[6]	4,717,098	1,273,419
Trust 322, Cl. 2, 16.024%, 4/1/32[6]	1,887,357	525,092
Trust 331, Cl. 9, 15.648%, 2/1/33[6]	1,292,745	316,627
F7 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Mortgage-Backed Obligations Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 333, Cl. 2, 6.872%, 4/1/33[6]	$6,619,529	$1,764,292
Trust 334, Cl. 17, 22.57%, 2/1/33[6]	760,016	186,239
Trust 334, Cl. 3, 5.114%, 7/1/33[6]	1,184,550	314,671
Trust 334, Cl. 4, 5.266%, 7/1/33[6]	12,076,204	3,179,230
Trust 338, Cl. 2, 5.807%, 7/1/33[6]	1,003,437	267,756
Trust 339, Cl. 12, 7.825%, 7/1/33[6]	3,166,384	862,252
Trust 339, Cl. 7, 6.549%, 7/1/33[6]	4,821,228	1,264,850
Trust 339, Cl. 8, 6.706%, 8/1/33[6]	653,122	157,818
Trust 342, Cl. 2, 14.959%, 9/1/33[6]	66,427	18,581
Trust 343, Cl. 13, 10.188%, 9/1/33[6]	2,564,147	707,377
Trust 343, Cl. 18, 9.379%, 5/1/34[6]	894,966	224,751
Trust 344, Cl. 2, 12.531%, 12/1/33[6]	6,115,742	1,657,961
Trust 345, Cl. 9, 8.838%, 1/1/34[6]	2,269,261	629,923
Trust 346, Cl. 2, 5.944%, 12/1/33[6]	1,049,554	279,760
Trust 351, Cl. 10, 7.571%, 4/1/34[6]	1,092,461	289,758
Trust 351, Cl. 11, 9.244%, 11/1/34[6]	563,650	142,575
Trust 351, Cl. 8, 6.136%, 4/1/34[6]	1,707,793	425,551
Trust 355, Cl. 7, 9.023%, 11/1/33[6]	564,051	137,870
Trust 356, Cl. 10, 7.709%, 6/1/35[6]	1,507,651	387,730
Trust 356, Cl. 12, 7.872%, 2/1/35[6]	780,784	196,174
Trust 356, Cl. 14, 11.479%, 6/1/35[6]	4,468,044	1,157,990
Trust 356, Cl. 6, 9.534%, 12/1/33[6]	727,063	177,524
Trust 362, Cl. 12, 7.409%, 8/1/35[6]	4,220,378	1,240,901
Trust 362, Cl. 13, 7.377%, 8/1/35[6]	2,340,063	683,683
Trust 364, Cl. 16, 8.009%, 9/1/35[6]	3,270,102	932,514
Trust 365, Cl. 16, 14.008%, 3/1/36[6]	8,727,391	2,402,454

Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 1993-184, Cl. M, 4.638%, 9/25/23[7]	569,798	437,657
Trust 322, Cl. 1, 6.146%, 4/1/32[7]	1,887,357	1,392,537

		526,576,606

GNMA/Guaranteed—0.1%
Government National Mortgage Assn., 8.50%, 8/1/17-12/15/17	145,747	159,075

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 43.042%, 1/16/27[6]	1,015,041	116,209
Series 2002-15, Cl. SM, 37.966%, 2/16/32[6]	987,379	113,323
Series 2002-41, Cl. GS, 38.982%, 6/16/32[6]	534,444	72,805
Series 2002-76, Cl. SY, 39.991%, 12/16/26[6]	2,408,573	245,389
Series 2004-11, Cl. SM, 23.235%, 1/17/30[6]	764,056	74,904
Series 2006-47, Cl. SA, 61.316%, 8/16/36[6]	16,031,281	1,747,020

		2,528,725
F8 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Non-Agency—14.7%

Commercial—5.9%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2006-1, Cl. AM, 5.421%, 9/1/45	$10,720,000	$9,276,223

Banc of America Funding Corp., Mtg. Pass-Through Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32	1,355,264	1,356,070

Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates, Series 2004-8, Cl. 5A1, 6.50%, 5/25/32	1,158,700	1,077,330

Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed Pass-Through Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36	213,052	209,744

Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	3,140,000	3,015,431

CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 2.872%, 10/25/36[5]	4,121,245	3,516,012
Series 2006-A5, Cl. 1A13, 2.922%, 10/25/36[5]	2,146,951	1,724,231

CWALT Alternative Loan Trust 2006-HY13, Mtg. Pass-Through Certificates, Series 2006-HY13, Cl. 3A1, 5.977%, 1/1/47[5]	1,487,056	1,265,114

Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36	698,390	692,292
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36	238,684	235,284

First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35	1,114,035	954,866

First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	1,379,141	1,247,656

GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39	1,720,000	1,712,719

Greenwich Capital Commercial Mortgage 2007-GG11, Commercial Mtg. Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 8/1/17	9,500,000	8,619,230

GSR Mortgage Loan Trust 2004-10F, Mtg. Pass-Through Certificates, Series 2004-10F, Cl. 2A4, 5%, 8/1/19	11,306,452	10,773,422

JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42	2,775,000	2,474,982
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49	9,920,000	9,526,200
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	1,530,000	1,487,210
Series 2008-C2, Cl. A4, 6.068%, 2/1/51	9,860,000	9,149,989

LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31	12,480,000	12,263,295
Series 2006-C1, Cl. AM, 5.217%, 2/11/31[5]	6,050,000	5,169,491

LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12	7,570,000	7,305,172
F9 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Mortgage-Backed Obligations Continued

Commercial Continued

Mastr Alternative Loan Trust, CMO Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	$1,874,189	$1,656,334

Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates, Series 2006-3, Cl. 2A1, 2.922%, 10/25/36[5]	11,653,927	10,491,886

Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-9, Commercial Mtg. Pass-Through Certificates, Series 2007-9, Cl. A4, 5.70%, 9/1/17	10,690,000	9,675,443

Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15	2,380,000	2,473,020

RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37	1,977,210	1,594,667

STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through Certificates, Series 2007-3, Cl. 1A1, 5.659%, 6/1/37[5]	7,511,054	6,233,964

Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48	2,145,000	2,084,786

WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 1A4, 5.88%, 8/1/46[5]	9,890,069	8,338,173

WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates, Series 2007-HY1, Cl. 1A2, 5.713%, 2/25/37[5,10]	2,076,612	830,645

WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 2A2, 5.666%, 3/1/37[5]	5,363,326	3,189,331

WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 5A1, 5.606%, 11/1/36[5]	1,555,285	1,242,517

WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 2A3, 5.658%, 5/1/37[5]	1,656,550	1,382,016

Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg. Pass-Through Certificates, Series 2004-V, Cl. 1A1, 3.861%, 10/1/34[5]	6,155,236	6,051,554

		148,296,299

Manufactured Housing—0.4%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.099%, 9/25/36[5]	5,020,110	4,284,427

Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.106%, 3/25/36[5]	5,254,612	4,733,000

		9,017,427

Multifamily—2.9%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.709%, 6/25/33[5]	2,471,649	2,476,060
Series 2005-F, Cl. 2A3, 4.712%, 7/25/35[5]	3,818,774	3,557,966

Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series 2006-4, Cl. 2A1, 5.789%, 10/25/36[5]	4,745,852	3,484,025
F10 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Mortgage-Backed Obligations Continued

Multifamily Continued
CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through Certificates, Series 2003-46, Cl. 1A2, 4.161%, 1/19/34[5]	$2,323,427	$2,310,935

CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg. Pass-Through Certificates, Series 2005-HYB1, Cl. 1A2, 4.981%, 3/25/35[5]	3,627,372	3,050,960

CHL Mortgage Pass-Through Trust 2007-HY1, Mtg. Pass-Through Certificates, Series 2007-HY1, Cl. 1A1, 5.697%, 4/25/37[5]	6,531,817	5,394,685

Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 1A2, 5.89%, 7/25/36[5]	5,140,409	4,541,309

CWALT Alternative Loan Trust 2004-28CB, Mtg. Pass-Through Certificates, Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35	3,452,000	2,845,391

CWALT Alternative Loan Trust 2005-85CB, Mtg. Pass-Through Certificates, Series 2005-85CB, Cl. 2A3, 5.50%, 2/25/36	2,580,000	2,262,912

GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.298%, 7/19/35[5]	3,782,875	3,213,818
Series 2004-J4, Cl. A7, 5.50%, 9/25/34	2,390,000	1,999,460

GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series 2005-AR7, Cl. 3A1, 5.149%, 11/25/35[5]	6,094,475	5,519,231

Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through Certificates, Series 2007-2, Cl. 2A1, 5.995%, 6/25/37[5]	4,521,112	4,074,434

Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-Through Certificates, Series 2004-AA, Cl. 2A, 4.993%, 12/25/34[5]	1,244,157	1,152,152

Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through Certificates, Series 2004-S, Cl. A1, 3.552%, 9/25/34[5]	1,045,557	976,980

Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg. Pass-Through Certificates, Series 2005-AR2, Cl. 2A2, 4.548%, 3/25/35[5]	742,310	677,466

Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 2A2, 4.53%, 4/25/35[5]	9,717,721	8,810,943

Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36[5]	11,650,883	9,694,850
Series 2006-AR10, Cl. 2A1, 5.646%, 7/25/36[5]	1,970,306	1,531,206

Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A6, 5.106%, 3/25/36[5]	1,019,883	837,085

Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg. Pass-Through Certificates, Series 2006-AR5, Cl. 2A1, 5.54%, 4/1/36[5,9]	2,438,503	1,973,600

Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.092%, 3/25/36[5]	1,341,348	1,248,481

		71,633,949

Other—0.2%
Greenwich Capital Commercial Mortgage 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.44%, 3/1/39	5,315,000	4,770,550
F11 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Mortgage-Backed Obligations Continued

Residential—5.3%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2007-4, Cl. A4, 5.936%, 7/1/17[5]	$4,940,000	$4,516,029

Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg. Pass-Through Certificates, Series 2005-S1, Cl. 1A5, 5.50%, 5/25/35	1,440,000	1,209,244

CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 1A1, 6.094%, 9/25/47[5]	10,371,083	8,197,359

CitiMortgage Alternative Loan Trust 2006-A1, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2006-A1, Cl. 2A1, 5.25%, 3/1/21	3,387,880	3,092,301

CitiMortgage Alternative Loan Trust 2007-A2, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2007-A2, Cl. 1A5, 6%, 2/25/37	10,990,484	9,753,214

Countrywide Alternative Loan Trust 2005-J10, Mtg. Pass-Through Certificates, Series 2005-J10, Cl. 1A17, 5.50%, 10/1/35	7,840,000	5,473,134

CWALT Alternative Loan Trust 2004-24CB, Mtg. Pass-Through Certificates, Series 2004-24CB, Cl. 1A1, 6%, 11/1/34	3,971,701	3,024,237

CWALT Alternative Loan Trust 2004-28CB, Mtg. Pass-Through Certificates, Series 2004-28CB, Cl. 3A1, 6%, 1/1/35	3,211,188	2,445,047

CWALT Alternative Loan Trust 2005-18CB, Mtg. Pass-Through Certificates, Series 2005-18CB, Cl. A8, 5.50%, 5/25/36	3,480,000	2,609,925

CWALT Alternative Loan Trust 2005-21CB, Mtg. Pass-Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35	3,608,870	3,104,051

CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32	2,573,301	2,264,029

CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates, Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34	2,297,937	2,037,711

CWALT Alternative Loan Trust 2006-41CB, Mtg. Pass-Through Certificates, Series 2006-41CB, Cl. 1A10, 6%, 1/1/37	10,435,055	8,791,000

GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates, Series 2007-AR1, Cl. 4A1, 5.832%, 3/1/37[5,10]	5,607,104	4,317,470

LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through Certificates, Series 2007-C7, Cl. A3, 5.866%, 9/11/45	10,695,000	9,787,139

Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36	842,188	825,678

Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through Certificates, Series 2006-3, Cl. 2A1, 6.073%, 10/25/36[5]	7,295,355	6,776,370

Merrill Lynch Mortgage Investors Trust 2007-3, Mtg. Pass-Through Certificates, Series 2007-3, Cl. 1A1, 5.797%, 9/1/37[5,10]	3,892,795	3,654,854

Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through Certificates, Series 2006-AR, Cl. 5A3, 5.424%, 6/25/36[5]	1,590,000	1,350,265

RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	804,489	747,042

RALI Series 2004-QS10 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2004-QS10, Cl. A3, 2.972%, 7/25/34[5]	300,324	268,930
F12 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Mortgage-Backed Obligations Continued

Residential Continued
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS5, Cl. 2A2, 6%, 5/1/36	$772,624	$750,447

STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through Certificates, Series 2007-S1, Cl. 3A1, 5.009%, 8/1/22[5]	11,517,021	10,134,979

WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.037%, 9/25/33[5]	1,589,602	1,528,777

WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust, Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36[5]	5,341,752	4,141,413

WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 6.13%, 8/25/36[5]	4,934,057	4,458,630

WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates, Series 2007-HY2, Cl. 2A1, 6.612%, 11/1/36[5]	259,778	228,671

WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.695%, 6/25/37[5]	3,593,588	2,998,180

Washington Mutual Mortgage Pass-Through Certificates, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 1A8, 6%, 2/25/37	5,563,159	5,364,443

Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18	1,982,768	1,868,839

Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 4.363%, 9/1/34[5]	638,964	581,294

Wells Fargo Mortgage-Backed Securities 2005-AR12 Trust, Mtg. Pass-Through Certificates, Series 2005-AR12, Cl. 2A6, 4.321%, 7/1/35[5]	3,028,746	2,745,144

Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg. Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 4.944%, 10/1/35[5]	3,905,832	3,559,864

Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 5A3, 5.595%, 7/1/36[5]	1,857,472	1,589,662
Series 2006-AR10, Cl. 5A6, 5.595%, 7/1/36[5]	7,498,428	6,142,841

Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg. Pass-Through Certificates, Series 2006-AR5, Cl. 2A2, 5.54%, 4/1/36[5,10]	4,308,137	2,326,394

		132,664,607

Total Mortgage-Backed Obligations (Cost $922,650,717)		895,488,163

Asset-Backed Securities—0.9%
Ace Securities Corp. Home Equity Loan Trust, Series 2006-ASP5, Asset-Backed Pass-Through Certificates, Series 2006-ASP5, Cl. M1, 2.752%, 10/25/36[5]	3,400,000	609,932

Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 2.952%, 5/25/34[5]	2,123,397	1,863,494

Bear Stearns Asset Backed Securities I Trust 2006-HE7, Asset-Backed Certificates, Series 2006-HE7, Cl. 1M1, 2.872%, 9/25/36[5]	4,062,000	918,792
F13 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed Certificates, Series 2005-1, Cl. A4, 2.487%, 4/15/11[5]	$5,418,592	$5,403,898

Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	430,000	365,371

Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 3.212%, 2/25/33[5]	44,821	35,134
Series 2005-11, Cl. AF2, 4.657%, 2/25/36	534,456	531,682
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36[5]	920,000	842,207
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36[5]	620,000	568,203

Honda Auto Receivables Owner Trust, Automobile Receivable Obligations, Series 2005-2, Cl. A4, 4.15%, 10/15/10	770,005	771,281

HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1, 2.731%, 1/20/35[5]	794,922	667,771

Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35[5]	391,502	392,876
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35	422,709	420,732

MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl. C7, 3.817%, 3/15/16[5]	4,080,000	3,431,909

Morgan Stanley ABS Capital I, Inc. Trust 2006-NC4, Mtg. Pass-Through Certificates, Series 2006-NC4, Cl. M2, 2.772%, 6/25/36[5]	2,500,000	519,865

Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 2.572%, 7/1/36[5]	1,916,326	1,788,652

RASC Series 2006-EMX4 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-EMX4, Cl. M1, 2.752%, 6/25/36[5]	4,000,000	1,264,332

RASC Series 2006-EMX7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-EMX7, Cl. M2, 2.782%, 8/25/36[5]	3,500,000	394,944

RASC Series 2006-EMX9 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-EMX9, Cl. M1, 2.782%, 11/25/36[5]	3,400,000	806,908

RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-KS7, Cl. A1, 2.522%, 9/25/36[5]	68,047	67,941

Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series 2006-BNC3, Cl. A2, 2.512%, 9/25/36[5]	808,716	785,466

Total Asset-Backed Securities (Cost $31,691,516)		22,451,390

Non-Convertible Corporate Bonds and Notes—19.1%
Albertson’s, Inc., 8% Sr. Unsec. Debs., 5/1/31	2,665,000	2,623,919

Allied Waste North America, Inc., 5.75% Sr. Sec. Nts., Series B, 2/15/11	5,000,000	4,987,500

American International Group, Inc., 6.25% Jr. Sub. Bonds, 3/15/37	3,275,000	2,178,527

Axa SA, 6.379% Sub. Perpetual Bonds [11,12]	12,900,000	10,105,331
F14 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K12	$8,130,000	$7,256,757
8.125% Perpetual Bonds, Series M12	1,235,000	1,116,477

Barclays Bank plc, 6.278% Perpetual Bonds[12]	14,930,000	11,968,187

Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12[13]	800,000	596,000

Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08[10]	7,130,000	7,161,336

Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13	1,875,000	1,801,446

Capmark Financial Group, Inc.:
3.453% Sr. Unsec. Nts., 5/10/10[5]	2,135,000	1,634,180
5.875% Sr. Unsec. Nts., 5/10/12	6,110,000	3,946,003

CCH I Holdings LLC:
9.92% Sr. Unsec. Nts., 4/1/14[13]	25,000,000	12,500,000
13.50% Sr. Unsec. Unsub. Nts., 1/15/14[13]	9,000,000	5,985,000

CCH I Holdings LLC/CCH I Holdings Capital Corp., 11% Sr. Sec. Nts., 10/1/15[13]	64,075,000	49,497,938

CCH I LLC, 11% Sr. Sec. Nts., 10/1/15	29,072,000	22,312,760

CDX High Yield Index, Pass-Through Certificates, Series 8-T1, 7.625%, 6/29/12	71,775,000	67,199,344

Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09[10]	3,100,000	3,022,500

Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16	5,601,000	5,404,965

Chiquita Brands International, Inc.:
7.50% Sr. Unsec. Nts., 11/1/14	5,000,000	4,087,500
8.875% Sr. Unsec. Unsub. Nts., 12/1/15[13]	10,000,000	8,575,000

CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10	2,035,000	1,755,625

Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57[5]	11,330,000	10,253,412
8.40% Perpetual Bonds, Series E12	4,550,000	3,868,729

Clear Channel Communications, Inc., 6.25% Nts., 3/15/11	1,965,000	1,567,088

CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18	3,000,000	2,805,000

D.R. Horton, Inc., 8% Sr. Nts., 2/1/09[10]	3,615,000	3,633,075

Delhaize America, Inc., 9% Unsub. Debs., 4/15/31	721,000	838,252

Dillard’s, Inc., 6.625% Unsec. Nts., 11/15/08[10]	1,240,000	1,241,550

EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08[10]	3,890,000	3,899,725

Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12	1,150,000	1,148,563

Equus Cayman Finance Ltd., 5.50% Unsub. Nts., 9/12/08[11]	1,450,000	1,449,920

FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18	12,500,000	12,437,500

Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10	10,340,000	9,012,210

Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08[5,10]	359,000	366,180

General Motors Acceptance Corp., 8% Bonds, 11/1/31	8,360,000	4,516,615

Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34[13]	10,020,000	8,350,468

HBOS plc, 6.413% Sub. Perpetual Bonds, Series A11,12	17,900,000	11,212,256

HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[5]	15,290,000	12,194,876
F15 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08[11]	$1,645,000	$1,653,751

JPMorgan Chase & Co., 8.40% Perpetual Bonds, Series E12	9,200,000	8,382,313

K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12[13]	1,600,000	1,096,000

Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	2,910,000	2,839,339

Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38	13,855,000	12,303,392

Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09	6,630,000	6,464,250

Level 3 Financing, Inc., 9.25% Sr. Unsec. Unsub. Nts., 11/1/14	10,000,000	9,225,000

Liberty Media Corp., 7.875% Sr. Nts., 7/15/09	4,045,000	4,113,567

Liberty Media LLC, 7.75% Sr. Nts., 7/15/09	2,950,000	2,998,194

Macy’s Retail Holdings, Inc., 4.80% Sr. Nts., 7/15/09	5,290,000	5,219,114

MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34[9]	1,980,000	1,073,936

Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	11,165,000	10,049,460

MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/68[5]	1,800,000	1,774,116

MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66[5]	10,060,000	8,038,242

MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09	7,570,000	7,456,450

Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10	3,155,000	3,237,879

NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09	3,255,000	3,295,844

PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13[11]	682,746	684,892

Popular North America, Inc.:
3.875% Sr. Bonds, Series E, 10/1/08	3,420,000	3,418,646
4.70% Nts., 6/30/09	3,665,000	3,633,785

Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23[11]	4,100,000	4,737,366

Prudential Insurance Co. of America, 8.30% Nts., 7/1/25[11]	3,380,000	3,723,692

Qwest Corp.:
5.625% Unsec. Nts., 11/15/08[10]	363,000	363,908
8.875% Unsec. Unsub. Nts., 3/15/12	4,100,000	4,151,250

Rite Aid Corp., 6.875% Sr. Unsec. Debs., 8/15/13[13]	16,000,000	9,680,000

Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12[13]	442,000	433,160

SLM Corp., 4% Nts., 1/15/09	3,015,000	2,992,565

Spansion LLC, 11.25% Sr. Nts., 1/15/16[11,13]	3,000,000	1,890,000

Tenet Healthcare Corp., 9.875% Sr. Nts., 7/1/14	6,500,000	6,581,250

TEPPCO Partners LP, 6.125% Nts., 2/1/13	1,395,000	1,413,134

Tribune Co., 5.50% Nts., Series E, 10/6/08[10]	2,625,000	2,559,375

Univision Communications, Inc., 3.875% Sr. Unsec. Nts., 10/15/08	875,000	867,344

Valero Logistics Operations LP, 6.05% Nts., 3/15/13	2,692,000	2,611,776

Washington Mutual Bank NV, 2.891% Sr. Unsec. Nts., 5/1/09[5]	5,745,000	4,835,647

Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09	3,030,000	3,112,274

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14	4,475,000	4,100,219

Total Non-Convertible Corporate Bonds and Notes (Cost $545,155,855)		475,522,844
F16 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Convertible Corporate Bonds and Notes—8.0%
Advanced Micro Devices, Inc., 5.75% Cv. Sr. Unsec. Nts., 8/15/12	$4,000,000	$2,750,000

Anthracite Capital, Inc., 11.75% Cv. Sr. Unsec. Nts., 9/1/27[11]	8,000,000	6,090,000

CSK Auto, Inc., 6.75% Cv. Sr. Unsec. Nts., 12/15/25[5,10]	11,000,000	11,987,800

Human Genome Sciences, Inc., 2.25% Cv. Unsec. Sub. Nts., 8/15/12	18,500,000	13,990,625

KKR Financial Holdings LLC, 7% Cv. Sr. Unsec. Nts., 7/15/12[11,13]	20,000,000	15,775,000

Liberty Media Corp., 3.125% Cv. Sr. Unsec. Unsub. Debs., 3/30/23	14,500,000	15,605,625

Liberty Media Corp., 3.25% Exchangeable Sr. Unsec. Debs., 3/15/31 (exchangeable for Viacom, Inc., Cl. B common stock or cash based on the value thereof)	110,000,000	70,125,000

Liberty Media Corp., 3.50% Exchangeable Sr. Unsec. Debs., 1/15/31 (exchangeable for Motorola, Inc., common stock or cash based on the value of that stock)	3,521,960	1,684,504

National City Corp., 4% Cv. Sr. Unsec. Nts., 2/1/11	11,500,000	8,538,750

National Financial Partners Corp., 0.75% Cv. Sr. Unsec. Nts., 2/1/12	7,650,000	4,982,063

NII Holdings, Inc., 3.125% Cv. Sr. Unsec. Nts., 6/15/12	22,500,000	19,434,375

Pantry, Inc. (The), 3% Cv. Sr. Sub. Nts., 11/15/12	27,500,000	21,621,875

Rite Aid Corp., 8.50% Cv. Sr. Unsec. Unsub. Nts., 5/15/15	8,125,000	6,103,906

Total Convertible Corporate Bonds and Notes (Cost $241,121,313)		198,689,523

	Shares

Structured Securities—2.0%
Allegro Investment Corp. SA, Cv. Equity Linked Nts., 9.85%, Exp. 9/12/08 (linked to Comcast Corp. common stock)[10]	617,700	13,224,710

Goldman Sachs Group, Inc. (The):
Cv. Linked Nts., 6%, 9/29/08 (linked to Microsoft Corp. common stock)[10]	527,100	14,544,270
Cv. Linked Nts., 7%, 6/1/09 (linked to Applied Materials, Inc. common stock)[10]	649,660	11,708,173
Cv. Uncapped Tactical Exchangeable Linked Nts., 30.40%, 1/30/09 (linked to basket of common stock-AES Corp. (The), Dynegy, Inc. and Reliant Energy, Inc.)[10]	120,000	10,931,760

Total Structured Securities (Cost $51,246,471)		50,408,913

	Principal
	Amount

Catastrophe/Event-Linked Bonds—0.5%
Blue Wings Ltd. Catastrophe Linked Bonds, Series A, 5.94%, 1/10/12[5,10]	$3,000,000	3,027,000

Calabash Re II Ltd. Catastrophe Linked Nts., Series A1, 11.214%, 1/8/10[5,10]	3,000,000	3,031,200

Fremantle Ltd. Catastrophe Linked Nts., Cl. B, 4.801%, 6/28/10[5,11]	1,000,000	1,001,550

Lakeside Re Ltd. Catastrophe Linked Nts., 9.301%, 12/31/09[5,11]	3,000,000	3,100,200

Successor Euro Wind Ltd. Catastrophe Linked Nts., Series AIII, 8.422%, 12/6/08[5,10]	3,000,000	3,001,500

Total Catastrophe/Event-Linked Bonds (Cost $13,000,000)		13,161,450
F17 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Investment Company—0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 2.76%[3,14] (Cost $17,293,828)	17,293,828	$17,293,828

Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $2,767,175,064)		2,762,276,184

Investments Purchased with Cash Collateral from Securities Loaned—3.4%[15]

OFI Liquid Assets Fund, LLC, 2.62%[3,14] (Cost $84,913,640)	84,913,640	84,913,640

Total Investments, at Value (Cost $2,852,088,704)	114.1%	2,847,189,824

Liabilities in Excess of Other Assets	(14.1)	(352,293,937)

Net Assets	100.0%	$2,494,895,887

Industry classifications are unaudited.
Footnotes to Statement of Investments
1. A sufficient amount of liquid assets has been designated to cover outstanding written call options.
2. Non-income producing security.
3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2007	Additions	Reductions	August 31, 2008

Care Investment Trust, Inc.	1,175,000	—	1,175,000	—
CSK Auto Corp.	4,715,000	—	4,715,000	—
E*TRADE Financial Corp., 6.125% Cum. Cv.	1,177,500	397,500	1,575,000	—
OFI Liquid Assets Fund, LLC	—	100,868,493	15,954,853	84,913,640
Oppenheimer Institutional Money Market Fund, Cl. E	—	1,065,123,133	1,047,829,305	17,293,828
Platinum Underwriters Holdings Ltd., 6% Cv., Series A	1,005,000	111,800	1,116,800	—

				Realized
	Value	Income		Gain (Loss)

Care Investment Trust, Inc.	$—	$291,185		$(4,764,051)
CSK Auto Corp.	—	17		11,504,843
E*TRADE Financial Corp., 6.125% Cum. Cv.	—	602,926		(32,762,977)
OFI Liquid Assets Fund, LLC	84,913,640	86,126	[a]	—
Oppenheimer Institutional Money Market Fund, Cl. E	17,293,828	1,775,485		—
Platinum Underwriters Holdings Ltd., 6% Cv., Series A	—	911,788		1,469,385

	$102,207,468	$3,667,527		$(24,552,800)

a. Net of compensation to counterparties.
4. A sufficient amount of liquid assets has been designated to cover outstanding written put options.
5. Represents the current interest rate for a variable or increasing rate security.
F18 | OPPENHEIMER CAPITAL INCOME FUND

6.   Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $46,657,595 or 1.87% of the Fund’s net assets as of August 31, 2008.
7.   Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $2,160,903 or 0.09% of the Fund’s net assets as of August 31, 2008.
8.   When-issued security or delayed delivery to be delivered and settled after August 31, 2008. See Note 1 of accompanying Notes.
9.   All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $4,402,556. See Note 5 of accompanying Notes.
10. Illiquid security. The aggregate value of illiquid securities as of August 31, 2008 was $104,833,425, which represents 4.20% of the Fund’s net assets. See Note 8.
11. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $61,423,958 or 2.46% of the Fund’s net assets as of August 31, 2008.
12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.
13. Partial or fully-loaned security. See Note 9 of accompanying Notes.
14. Rate shown is the 7-day yield as of August 31, 2008.
15. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 9 of accompanying Notes.
Futures Contracts as of August 31, 2008 are as follows:

		Number of	Expiration		Unrealized
Contract Description	Buy/Sell	Contracts	Date	Value	Depreciation

U.S. Long Bonds, 20 yr.	Buy	487	12/19/08	$57,131,188	$4,882
U.S. Treasury Nts., 2 yr.	Sell	1,179	12/31/08	250,279,594	166,302
U.S. Treasury Nts., 5 yr.	Sell	490	12/31/08	54,849,375	95,205
U.S. Treasury Nts., 10 yr.	Sell	83	12/19/08	9,586,500	1,637

					$268,026

F19 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Written Options as of August 31, 2008 are as follows:

		Number of	Exercise	Expiration	Premiums
Description	Type	Contracts	Price	Date	Received	Value

Abbott Laboratories	Call	1,300	$60.00	9/22/08	$127,143	$(26,000)
AT&T, Inc.	Put	5,150	40.00	1/19/09	4,362,023	(4,351,750)
Bank of New York Mellon Corp.	Put	1,000	35.00	9/22/08	201,999	(165,000)
Cablevision Systems Corp. New York Group, Cl. A	Put	1,000	20.00	9/22/08	75,360	—
Carnival Corp.	Call	400	37.50	9/22/08	61,200	(62,000)
Coca-Cola Co. (The)	Put	775	57.50	11/24/08	519,247	(465,000)
Comcast Corp., Cl. A Special, Non-Vtg.	Put	750	20.00	10/20/08	185,249	(30,000)
Comcast Corp., Cl. A Special, Non-Vtg.	Put	5,131	20.00	1/19/09	1,617,612	(646,506)
Comcast Corp., Cl. A Special, Non-Vtg.	Put	3,901	22.50	1/19/09	1,906,008	(971,349)
Eastman Chemical Co.	Call	425	75.00	9/22/08	219,307	—
General Electric Co.	Call	10,250	31.00	9/22/08	478,537	(61,500)
Halliburton Co.	Put	1,500	45.00	9/22/08	479,247	(280,500)
Intel Corp.	Call	2,150	25.00	9/22/08	122,549	(10,750)
Lockheed Martin Corp.	Call	500	120.00	9/22/08	40,750	(62,500)
Loews Corp./Carolina Group	Put	1,750	70.00	9/22/08	826,658	(175,000)
Lubrizol Corp. (The)	Call	500	55.00	9/22/08	86,000	(35,000)
Marathon Oil Corp.	Put	500	50.00	9/22/08	225,999	(235,000)
Marathon Oil Corp.	Put	2,500	55.00	10/20/08	1,814,365	(2,500,000)
Merck & Co., Inc.	Put	1,000	35.00	9/22/08	116,999	(85,000)
Pfizer, Inc.	Call	1,000	20.00	9/22/08	66,000	(20,000)
Philip Morris International, Inc.	Call	8,250	60.00	9/22/08	138,687	(41,250)
PPG Industries, Inc.	Call	250	65.00	9/22/08	25,500	(13,750)
Schering-Plough Corp.	Call	1,000	22.50	9/22/08	53,833	(10,000)
Time Warner, Inc.	Put	733	16.00	10/20/08	137,070	(40,315)
United Technologies Corp.	Put	750	75.00	11/24/08	732,746	(735,000)
Wachovia Corp.	Call	2,000	15.00	9/22/08	305,898	(340,000)
XL Capital Ltd., Cl. A	Put	2,000	17.50	9/22/08	416,918	(60,000)
XL Capital Ltd., Cl. A	Put	1,000	25.00	10/20/08	576,997	(510,000)
XL Capital Ltd., Cl. A	Put	1,750	30.00	10/20/08	767,871	(1,715,000)

					$16,687,772	$(13,648,170)

Credit Default Swap Contracts as of August 31, 2008 are as follows:

				Pay/
		Buy/Sell	Notional	Receive		Premium
Swap		Credit	Amount	Fixed	Termination	Received/
Counterparty	Reference Entity	Protection	(000s)	Rate	Date	(Paid)	Value

Barclays Bank plc:
	American International Group, Inc.	Sell	$11,165	1.850%	9/20/08	$—	$39,971
	American International Group, Inc.	Sell	1,425	3.000	3/20/09	—	12,891
	American International Group, Inc.	Sell	4,220	4.000	3/20/09	—	55,058
F20 | OPPENHEIMER CAPITAL INCOME FUND

Credit Default Swap Contracts Continued

				Pay/
		Buy/Sell	Notional	Receive		Premium
Swap		Credit	Amount	Fixed	Termination	Received/
Counterparty	Reference Entity	Protection	(000s)	Rate	Date	(Paid)	Value

Barclays Bank plc: Continued
	Capmark Financial Group, Inc.	Sell	$1,570	1.000%	6/20/12	$—	$(524,641)
	Countrywide Home Loans, Inc.	Sell	1,980	0.750	9/20/08	—	(3,859)
	Countrywide Home Loans, Inc.	Sell	3,705	1.400	9/20/08	—	(3,957)
	Countrywide Home Loans, Inc.	Sell	3,245	1.400	9/20/08	—	(3,466)
	Dillard’s, Inc.	Sell	4,290	1.900	12/20/08	—	(14,586)
	HCP, Inc.	Sell	2,670	4.600	3/20/09	—	23,229
	iStar Financial, Inc.	Sell	6,305	4.400	12/20/12	—	(1,178,814)
	Kohl’s Corp.	Buy	1,710	1.180	6/20/18	—	14,961
	Kohl’s Corp.	Sell	1,710	1.080	6/20/13	—	(5,841)
	Kohl’s Corp.	Sell	1,700	0.900	6/20/13	—	(19,399)
	Kohl’s Corp.	Buy	1,700	1.040	6/20/18	—	32,871
	Lehman Brothers Holdings, Inc.	Sell	3,335	0.490	9/20/10	—	(274,584)
	Merrill Lynch & Co., Inc.	Sell	6,235	0.680	9/20/08	—	8,162
	Morgan Stanley	Sell	9,890	2.150	9/20/08	—	49,539
	Six Flags, Inc.	Sell	1,560	8.250	12/20/08	—	(13,731)
	Toys “R” Us, Inc.	Sell	1,695	1.450	9/20/08	—	(2,707)
	XL Capital Ltd.	Sell	3,665	3.550	9/20/09	—	20,400

Credit Suisse International:
	ArvinMeritor, Inc.	Sell	2,660	1.550	9/20/08	—	(529)
	Intelsat Ltd.	Sell	1,705	3.450	9/20/08	—	12,825
	iStar Financial, Inc.	Sell	615	4.000	12/20/12	—	(122,269)
	iStar Financial, Inc.	Sell	960	12.000	3/20/09	—	19,387
	JPMorgan Chase & Co.	Sell	4,000	2.088	12/20/08	—	15,856
	Morgan Stanley	Sell	10,640	2.150	9/20/08	—	53,296
	Rite Aid Corp.	Sell	815	7.500	3/20/09	—	(8,191)
	Rite Aid Corp.	Sell	525	5.000	9/20/09	31,500	(26,516)
	Saks, Inc.	Sell	2,680	2.000	9/20/08	—	10,747
	Sprint Nextel Corp.	Sell	7,690	6.300	3/20/09	—	201,555
	The Goodyear Tire & Rubber Co.	Sell	2,520	1.550	9/20/08	—	7,366
	TXU Corp.	Sell	1,055	5.910	12/20/12	—	30,492
	TXU Corp.	Sell	1,000	6.050	12/20/12	—	33,870
	TXU Corp.	Sell	1,050	6.000	12/20/12	—	33,700
	Vornado Realty LP	Sell	1,760	3.600	3/20/09	—	43,202
	Wachovia Corp.	Sell	3,525	1.000	3/20/09	—	(36,200)
	Washington Mutual, Inc.	Sell	1,900	6.500	12/20/08	—	(62,858)
	Washington Mutual, Inc.	Sell	6,595	6.800	6/20/09	—	(1,194,720)
F21 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts Continued

				Pay/
		Buy/Sell	Notional	Receive		Premium
Swap		Credit	Amount	Fixed	Termination	Received/
Counterparty	Reference Entity	Protection	(000s)	Rate	Date	(Paid)	Value

Deutsche Bank AG:
	ABX.HE.AA.06-2 Index	Sell	$710	0.170%	5/25/46	$85,193	$(574,473)
	Allied Waste North America, Inc.	Sell	920	2.000	9/20/09	—	(1,137)
	Allied Waste North America, Inc.	Sell	1,440	2.000	9/20/09	—	(1,780)
	Ambac Assurance Corp.	Sell	1,960	8.450	12/20/08	—	(39,380)
	Ambac Financial Group, Inc.	Sell	4,635	4.550	9/20/08	—	(4,510)
	Ambac Financial Group, Inc.	Sell	3,665	4.550	9/20/08	—	(3,566)
	American International Group, Inc.	Sell	5,315	4.000	3/20/09	—	69,345
	CDX.NA.IG.10 Index	Buy	13,270	1.550	6/20/13	294,445	(101,566)
	Cemex, Sociedad Anonima Bursatil De Capital Variable	Sell	1,775	2.000	3/20/09	—	6,415
	Centex Corp.	Sell	310	1.550	9/20/09	—	(6,147)
	Citigroup, Inc.	Sell	3,450	5.000	12/20/08	—	(14,711)
	Countrywide Home Loans, Inc.	Sell	1,190	3.250	9/20/08	—	5,263
	Dillard’s, Inc.	Sell	720	0.750	9/20/08	—	(859)
	Georgia-Pacific Corp.	Sell	2,535	1.750	9/20/08	—	5,526
	Intelsat Ltd.	Sell	690	2.850	9/20/08	—	4,134
	iStar Financial, Inc.	Sell	3,030	2.925	12/20/08	—	(50,834)
	iStar Financial, Inc.	Sell	1,765	3.000	12/20/08	—	(28,953)
	iStar Financial, Inc.	Sell	1,025	4.320	12/20/12	—	(194,067)
	iStar Financial, Inc.	Sell	360	4.500	12/20/12	—	(66,241)
	iStar Financial, Inc.	Sell	2,370	12.000	3/20/09	—	47,862
	Jones Apparel Group, Inc.	Sell	1,750	2.720	6/20/13	—	(71,110)
	Jones Apparel Group, Inc.	Buy	1,750	2.635	6/20/18	—	109,541
	JPMorgan Chase & Co.	Sell	6,195	2.350	9/20/08	—	25,554
	Kohl’s Corp.	Sell	1,705	1.180	6/20/13	—	1,749
	Kohl’s Corp.	Buy	1,705	1.300	6/20/18	—	(554)
	Lehman Brothers Holdings, Inc.	Sell	2,985	1.410	9/20/08	—	(1,657)
	Lehman Brothers Holdings, Inc.	Sell	5,220	2.070	3/20/09	—	(107,642)
	Levi Strauss & Co.	Sell	1,545	1.000	9/20/08	—	2,908
	Levi Strauss & Co.	Sell	1,155	0.900	9/20/08	—	1,879
	Liz Claiborne, Inc.	Sell	6,565	3.250	6/20/09	—	40,165
	MBIA, Inc.	Sell	1,680	0.520	9/20/08	—	(20,434)
	MBIA, Inc.	Sell	1,665	0.600	9/20/08	—	(19,912)
F22 | OPPENHEIMER CAPITAL INCOME FUND

Credit Default Swap Contracts Continued

				Pay/
		Buy/Sell	Notional	Receive		Premium
Swap		Credit	Amount	Fixed	Termination	Received/
Counterparty	Reference Entity	Protection	(000s)	Rate	Date	(Paid)	Value

Deutsche Bank AG: Continued
	MBIA, Inc.	Sell	$3,420	4.900%	12/20/12	$—	$(675,888)
	MBIA Insurance Corp.	Sell	6,225	8.850	12/20/08	—	49,987
	Owens-Illinois, Inc.	Sell	1,410	1.250	9/20/08	—	3,383
	Prudential Financial, Inc.	Sell	6,265	2.050	6/20/09	—	20,079
	Temple-Inland, Inc.	Sell	830	3.000	9/20/09	—	3,453
	Tenet Healthcare Corp.	Sell	2,695	1.600	3/20/09	—	(13,033)
	Vornado Realty LP	Sell	3,575	3.875	6/20/09	—	95,258
	Wachovia Corp.	Sell	7,845	1.000	3/20/09	—	(80,563)
	Washington Mutual, Inc.	Sell	745	4.500	12/20/08	—	(31,924)
	Washington Mutual, Inc.	Sell	3,670	4.500	12/20/08	—	(157,264)
	XL Capital Ltd.	Sell	4,150	3.550	9/20/09	—	23,099

Goldman Sachs Capital Markets LP:
	ABX.HE.AA.06-2 Index	Sell	250	0.170	5/25/46	20,598	(202,279)
	ABX.HE.AA.06-2 Index	Sell	570	0.170	5/25/46	225,137	(461,197)
	Capmark Financial Group, Inc.	Sell	1,710	0.950	6/20/12	—	(573,560)
	Dole Food Co., Inc.	Sell	2,540	3.880	9/20/08	—	13,846
	First Data Corp.	Sell	1,690	1.150	9/20/08	—	1,180
	K. Hovnanian Enterprises, Inc.	Sell	905	6.750	9/20/08	—	11,173

Goldman Sachs International:
	Amkor Technology, Inc.	Sell	240	2.650	9/20/08	—	1,252
	Citigroup, Inc.	Sell	1,835	1.250	9/20/08	—	(10,951)
	D.R. Horton, Inc.	Sell	1,190	4.210	12/20/08	—	10,038
	First Data Corp.	Sell	1,900	4.700	3/20/09	—	45,646
	iStar Financial, Inc.	Sell	700	3.950	12/20/12	—	(140,204)
	Morgan Stanley	Sell	5,390	1.500	9/20/08	—	18,062
	Pulte Homes, Inc.	Sell	2,315	2.750	9/20/09	—	(12,226)
	R.H. Donnelley Corp.	Sell	3,925	9.000	3/20/09	—	(74,685)
	Six Flags, Inc.	Sell	1,500	10.850	12/20/08	—	6,002
	Smurfit-Stone Container Enterprises, Inc.	Sell	2,515	1.450	9/20/08	—	6,936
	Sprint Nextel Corp.	Sell	2,765	6.300	3/20/09	—	72,471
	Univision Communications, Inc.	Sell	415	5.000	6/20/09	41,500	(6,237)
	Univision Communications, Inc.	Sell	170	5.000	6/20/09	18,700	(2,555)
	Univision Communications, Inc.	Sell	470	5.000	6/20/09	28,200	(7,064)
F23 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts Continued

				Pay/
		Buy/Sell	Notional	Receive		Premium
Swap		Credit	Amount	Fixed	Termination	Received/
Counterparty	Reference Entity	Protection	(000s)	Rate	Date	(Paid)	Value

Lehman Brothers Special Financing, Inc.:
	ABX.HE.AA.06-2 Index	Sell	$350	0.170%	5/25/46	$85,730	$(283,191)
	ABX.HE.AA.06-2 Index	Sell	4,510	0.170	5/25/46	2,919,863	(3,649,117)
	Ambac Assurance Corp.	Sell	1,945	4.650	9/20/08	—	(1,398)
	Ambac Assurance Corp.	Sell	1,645	8.500	12/20/08	—	(32,648)
	Cemex, Sociedad Anonima Bursatil De Capital Variable	Sell	3,660	1.950	3/20/09	—	11,866
	Cemex, Sociedad Anonima Bursatil De Capital Variable	Sell	2,135	1.975	9/20/09	—	600
	Centex Corp.	Sell	3,400	3.750	6/20/09	—	24,157
	Companhia Vale Do Rio Doce	Sell	2,630	1.590	3/20/17	—	18,289
	Cvrd Inco Ltd.	Buy	2,630	0.710	3/20/17	—	(7,435)
	D.R. Horton, Inc.	Sell	2,125	4.200	12/20/08	—	17,818
	Dillard’s, Inc.	Sell	1,560	2.250	12/20/08	—	13,842
	Dillard’s, Inc.	Sell	4,530	2.250	12/20/08	—	40,195
	Dole Food Co., Inc.	Sell	2,390	3.450	9/20/08	—	10,411
	Genworth Financial, Inc.	Sell	5,390	3.250	3/20/09	—	35,590
	Harrah’s Operating Co., Inc.	Sell	4,480	2.600	12/20/08	—	(41,937)
	Harrah’s Operating Co., Inc.	Sell	855	5.000	3/20/10	42,750	(103,382)
	JPMorgan Chase & Co.	Sell	6,200	2.100	9/20/08	—	21,626
	Levi Strauss & Co.	Sell	2,200	1.750	9/20/08	—	8,349
	Limited Brands, Inc.	Sell	1,710	2.900	6/20/13	—	7,674
	Limited Brands, Inc.	Buy	1,710	2.930	6/20/18	—	41,274
	Liz Claiborne, Inc.	Buy	2,545	2.920	6/20/18	—	170,266
	Liz Claiborne, Inc.	Sell	2,545	3.150	6/20/13	—	(45,054)
	Liz Claiborne, Inc.	Sell	870	2.750	6/20/13	—	(29,493)
	Liz Claiborne, Inc.	Buy	870	2.600	6/20/18	—	75,600
	Macy’s, Inc.	Buy	3,400	2.540	6/20/18	—	30,593
	Macy’s, Inc.	Sell	1,700	2.570	6/20/13	—	(1,666)
	Macy’s, Inc.	Buy	1,700	2.500	6/20/18	—	19,951
	Macy’s, Inc.	Sell	3,400	2.610	6/20/13	—	2,387
	Merrill Lynch & Co., Inc.	Sell	1,910	3.000	9/20/08	—	13,800
	Morgan Stanley	Sell	6,310	0.640	9/20/08	—	7,307
	Nortel Networks Corp.	Sell	410	1.850	9/20/08	—	1,451
	Prudential Financial, Inc.	Sell	6,425	2.100	6/20/09	—	23,766
	Pulte Homes, Inc.	Sell	1,760	3.500	9/20/09	—	2,098
	R.H. Donnelley Corp.	Sell	485	5.000	3/20/09	48,500	(23,624)
	Rite Aid Corp.	Sell	2,250	3.300	9/20/08	—	4,478
F24 | OPPENHEIMER CAPITAL INCOME FUND

Credit Default Swap Contracts Continued

				Pay/
		Buy/Sell	Notional	Receive		Premium
Swap		Credit	Amount	Fixed	Termination	Received/
Counterparty	Reference Entity	Protection	(000s)	Rate	Date	(Paid)	Value

Lehman Brothers Special Financing, Inc.: Continued
	Rite Aid Corp.	Sell	$575	5.000%	9/20/09	$17,250	$(27,527)
	Saks, Inc.	Sell	2,300	2.200	12/20/08	—	12,705
	Sprint Nextel Corp.	Sell	5,205	6.300	3/20/09	—	136,423
	The Hartford Financial Services Group, Inc.	Sell	1,780	2.350	3/20/09	—	20,943
	The Hartford Financial Services Group, Inc.	Sell	1,840	2.350	3/20/09	—	21,649
	Toys “R” Us, Inc.	Sell	2,200	3.300	9/20/08	—	6,857
	Toys “R” Us, Inc.	Sell	765	8.610	3/20/09	—	27,848
	Toys “R” Us, Inc.	Sell	350	8.610	3/20/09	—	12,741
	Tribune Co.	Sell	2,910	7.350	12/20/08	—	(73,349)
	Univision Communications, Inc.	Sell	590	3.000	12/20/08	—	(10,818)
	Univision Communications, Inc.	Sell	5,120	3.000	12/20/08	—	(93,876)
	Univision Communications, Inc.	Sell	370	5.000	3/20/09	31,450	(8,656)
	Washington Mutual, Inc.	Sell	1,730	4.400	12/20/08	—	(74,977)
	Washington Mutual, Inc.	Sell	1,910	6.800	6/20/09	—	(346,007)

Morgan Stanley & Co. International plc:
	American International Group, Inc.	Sell	3,185	4.000	3/20/09	—	41,201
	Capmark Financial Group, Inc.	Sell	530	5.000	6/20/12	143,100	(124,157)
	Countrywide Home Loans, Inc.	Sell	1,275	0.750	9/20/08	—	(2,485)
	Countrywide Home Loans, Inc.	Sell	4,905	0.420	6/20/09	—	(102,181)
	First Data Corp.	Sell	995	1.350	9/20/08	—	1,201
	Ford Motor Co.	Sell	3,060	7.150	12/20/16	—	(853,875)
	Ford Motor Co.	Sell	1,455	7.050	12/20/16	—	(445,458)
	General Motors Corp.	Sell	1,525	5.800	12/20/16	—	(676,046)
	General Motors Corp.	Sell	1,480	5.750	12/20/16	—	(657,528)
	Harrah’s Operating Co., Inc.	Sell	1,430	2.200	9/20/08	—	2,002
	Inco Ltd.	Buy	1,605	0.700	3/20/17	—	(3,387)
	Inco Ltd.	Buy	1,615	0.630	3/20/17	—	16,916
	J. C. Penney Co., Inc.	Sell	1,585	1.300	12/20/17	—	(80,990)
	J. C. Penney Co., Inc.	Sell	1,540	1.070	12/20/17	—	(103,229)
	Jones Apparel Group, Inc.	Sell	3,470	3.200	6/20/13	—	(73,914)
F25 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts Continued

				Pay/
		Buy/Sell	Notional	Receive		Premium
Swap		Credit	Amount	Fixed	Termination	Received/
Counterparty	Reference Entity	Protection	(000s)	Rate	Date	(Paid)	Value

Morgan Stanley & Co. International plc: Continued
	Jones Apparel Group, Inc.	Buy	$3,470	2.970%	6/20/18	$—	$142,666
	Kohl’s Corp.	Buy	2,310	0.660	12/20/17	—	132,931
	Kohl’s Corp.	Buy	2,375	0.870	12/20/17	—	100,693
	Liz Claiborne, Inc.	Sell	3,400	3.100	6/20/13	—	(67,075)
	Liz Claiborne, Inc.	Buy	3,400	2.900	6/20/18	—	231,713
	Louisiana-Pacific Corp.	Sell	3,400	6.250	9/20/09	—	(13,189)
	Merrill Lynch & Co., Inc.	Sell	2,970	3.250	9/20/08	—	23,353
	Merrill Lynch & Co., Inc.	Sell	9,320	3.000	9/20/08	—	67,337
	Residential Capital LLC	Sell	3,845	6.120	9/20/08	—	(36,224)
	The Hartford Financial Services Group, Inc.	Sell	1,770	2.400	3/20/09	—	21,488
	Toys “R” Us, Inc.	Sell	1,000	2.550	9/20/08	—	1,206
	Vale Overseas Ltd.	Sell	1,605	1.170	3/20/17	—	(61,205)
	Vale Overseas Ltd.	Sell	1,615	1.100	3/20/17	—	(69,363)
	Wachovia Corp.	Sell	8,920	3.250	3/20/09	—	36,543

Morgan Stanley Capital Services, Inc.:
	ABX.HE.AA.06-2 Index	Sell	250	0.170	5/25/46	19,973	(202,279)
	ABX.HE.AA.06-2 Index	Sell	480	0.170	5/25/46	47,998	(388,376)
	Lennar Corp.	Sell	1,700	2.900	12/20/08	—	(11,356)

						$4,101,887	$(12,999,115)

Interest Rate Swap Contracts as of August 31, 2008 are as follows:

Swap	Notional	Paid by	Received by	Termination
Counterparty	Amount	the Fund	the Fund	Date	Value

Credit Suisse International	$6,910,000	Three-Month USD BBA LIBOR	5.428%	8/7/17	$537,398

Deutsche Bank AG	5,830,000	Three-Month USD BBA LIBOR	5.445	8/8/17	460,628

					$998,026

Abbreviation is as follows:
BBA LIBOR British Bankers’ Association London-Interbank Offered Rate
F26 | OPPENHEIMER CAPITAL INCOME FUND

Total Return Swap Contracts as of August 31, 2008 are as follows:

	Notional			Termination
Swap Counterparty	Amount	Paid by the Fund	Received by the Fund	Date	Value

		If positive, the Total	If negative, the Total
		Return of the Lehman	Return of the Lehman
		Brothers U.S. CMBS	Brothers U.S. CMBS
Citibank NA	$19,200,000	AAA Index	AAA Index	2/1/09	$(339,200)

Goldman Sachs Group, Inc. (The):

		If positive, the Total	If negative, the Total
		Return of the Lehman	Return of the Lehman
		Brothers U.S. CMBS	Brothers U.S. CMBS
	14,500,000	AAA 8.5+ Index	AAA 8.5+ Index	3/1/09	(443,753)

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index plus
	8,520,000	AAA 8.5+ Index	200 basis points	3/1/09	(260,126)

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index minus
	22,360,000	If AAA 8.5+ Index	50 basis points	12/1/08	(687,892)

		If positive, the Total	If negative, the Total
		Return of the Lehman	Return of the Lehman
		Brothers U.S. CMBS	Brothers U.S. CMBS
	8,700,000	AAA 8.5+ Index	AAA 8.5+ Index	2/1/09	(266,252)

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index minus
JPMorgan Chase	35,650,000	AAA 8.5+ Index	145 basis points	11/1/08	(1,075,227)

Lehman Brothers Holding, Inc.:

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index minus
	7,480,000	AAA 8.5+ Index	35 basis points	2/1/09	(228,605)

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index plus
	19,300,000	AAA Index	25 basis points	2/1/09	(339,849)

		If positive, the Total	If negative, the Total
		Return of the Lehman	Return of the Lehman
		Brothers U.S. CMBS	Brothers U.S. CMBS
	4,560,000	AAA 8.5+ Index	AAA 8.5+ Index	3/1/09	(138,381)

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index plus
	6,390,000	If AAA 8.5+ Index	plus 250 basis points	3/1/09	(195,804)
F27 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts Continued

	Notional			Termination
Swap Counterparty	Amount	Paid by the Fund	Received by the Fund	Date	Value

Lehman Brothers Holding, Inc.: Continued

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index plus
	$8,520,000	AAA 8.5+ Index	200 basis points	3/1/09	$(260,877)

		If positive, the Total	If negative, the Total
		Return of the Lehman	Return of the Lehman
		Brothers U.S. CMBS	Brothers U.S. CMBS
	12,600,000	AAA 8.5+ Index	AAA 8.5+ Index	5/1/09	(382,800)

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index minus
	25,200,000	AAA 8.5+ Index	20 basis points	5/1/09	(764,623)

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index minus
	4,520,000	AAA 8.5+ Index	100 basis points	2/1/09	(138,503)

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index minus
	4,180,000	AAA 8.5+ Index	50 basis points	2/1/09	(126,740)

Morgan Stanley:

		If positive, the Total	If negative, the Total
		Return of the Lehman	Return of the Lehman
		Brothers U.S. CMBS	Brothers U.S. CMBS
	36,500,000	AAA Index	AAA Index	3/1/09	(646,710)

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index plus
	15,820,000	AAA 8.5+ Index	250 basis points	3/1/09	(483,494)

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index plus
	14,140,000	AAA 8.5+ Index	350 basis points	3/1/09	(428,974)

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index minus
	43,860,000	AAA 8.5+ Index	50 basis points	12/1/08	(1,337,546)
F28 | OPPENHEIMER CAPITAL INCOME FUND

Total Return Swap Contracts Continued

	Notional			Termination
Swap Counterparty	Amount	Paid by the Fund	Received by the Fund	Date	Value

Morgan Stanley: Continued

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index minus
	$11,200,000	AAA 8.5+ Index	65 basis points	12/1/08	$(341,894)

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index minus
	4,530,000	AAA 8.5+ Index	95 basis points	2/1/09	(136,698)

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index minus
	4,530,000	AAA 8.5+ Index	95 basis points	2/1/09	(138,171)

If negative, the Total
		If positive, the Total	Return of the Lehman
		Return of the Lehman	Brothers U.S. CMBS
		Brothers U.S. CMBS	AAA 8.5+ Index minus
	4,130,000	AAA 8.5+ Index	50 basis points	2/1/09	(125,557)

$(9,287,676)

Abbreviation is as follows:
CMBS    Commercial Mortgage Backed Securities
See accompanying Notes to Financial Statements.
F29 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES August 31, 2008

Assets

Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $2,749,881,236)	$2,744,982,356
Affiliated companies (cost $102,207,468)	102,207,468

2,847,189,824

Cash	2,726,128

Swaps, at value (premiums received$637,395)	3,781,039

Receivables and other assets:
Interest, dividends and principal paydowns	26,006,769
Investments sold	2,105,737
Shares of beneficial interest sold	458,290
Other	166,924

Total assets	2,882,434,711

Liabilities

Options written, at value (premiums received $16,687,772)— see accompanying statement of investments	13,648,170

Return of collateral for securities loaned	84,913,640

Swaps, at value (premiums received $3,464,492)	25,069,804

Payables and other liabilities:
Investments purchased (including $255,537,879 purchased on a when-issued or delayed delivery basis)	258,703,829
Shares of beneficial interest redeemed	3,202,632
Distribution and service plan fees	1,002,607
Futures margins	386,214
Transfer and shareholder servicing agent fees	289,826
Shareholder communications	222,808
Trustees’ compensation	37,160
Other	62,134

Total liabilities	387,538,824

Net Assets	$2,494,895,887

Composition of Net Assets

Par value of shares of beneficial interest	$239,356

Additional paid-in capital	2,460,503,358

Accumulated net investment income	41,554,718

Accumulated net realized gain on investments	11,912,637

Net unrealized depreciation on investments	(19,314,182)

Net Assets	$2,494,895,887

F30 | OPPENHEIMER CAPITAL INCOME FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,176,213,818 and 208,395,397 shares of beneficial interest outstanding)	$10.44
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$11.08

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $153,650,126 and 14,908,438 shares of beneficial interest outstanding)	$10.31

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $130,752,928 and 12,741,252 shares of beneficial interest outstanding)	$10.26

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $34,279,015 and 3,310,416 shares of beneficial interest outstanding)	$10.36
See accompanying Notes to Financial Statements.
F31 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF OPERATIONS For the Year Ended August 31, 2008

Investment Income

Interest	$112,906,944

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $135,788)	51,522,282
Affiliated companies	3,581,401

Fee income	3,371,213

Income from investments of securities lending cash collateral, net—affiliated companies	86,126

Other income	54,229

Total investment income	171,522,195

Expenses

Management fees	15,017,956

Distribution and service plan fees:
Class A	5,956,619
Class B	1,940,104
Class C	1,570,181
Class N	195,186

Transfer and shareholder servicing agent fees:
Class A	2,758,539
Class B	312,541
Class C	253,617
Class N	87,103

Shareholder communications:
Class A	382,210
Class B	79,770
Class C	32,001
Class N	7,637

Custodian fees and expenses	104,281

Trustees’ compensation	58,003

Other	264,563

Total expenses	29,020,311
Less reduction to custodian expenses	(42,095)
Less waivers and reimbursements of expenses	(43,304)

Net expenses	28,934,912

Net Investment Income	142,587,283
F32 | OPPENHEIMER CAPITAL INCOME FUND

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments:
Unaffiliated companies (including premiums on options exercised)	137,726,420
Affiliated companies	(24,552,800)
Closing and expiration of option contracts written	5,226,599
Closing and expiration of futures contracts	(2,088,539)
Short positions	(1,181,888)
Swap contracts	(22,989,277)
Increase from payment by affiliate	590

Net realized gain	92,141,105

Net change in unrealized appreciation (depreciation) on:
Investments	(510,347,480)
Futures contracts	(581,030)
Option contracts written	2,769,588
Swap contracts	(15,189,918)

Net change in unrealized depreciation	(523,348,840)

Net Decrease in Net Assets Resulting from Operations	$(288,620,452)

See accompanying Notes to Financial Statements.
F33 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended August 31,	2008	2007

Operations

Net investment income	$142,587,283	$112,902,168

Net realized gain	92,141,105	209,279,877

Net change in unrealized appreciation (depreciation)	(523,348,840)	(8,530,190)

Net increase (decrease) in net assets resulting from operations	(288,620,452)	313,651,855

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(105,751,588)	(87,959,430)
Class B	(6,869,670)	(6,228,396)
Class C	(5,586,587)	(4,351,749)
Class N	(1,535,709)	(1,156,756)

	(119,743,554)	(99,696,331)

Distributions from net realized gain:
Class A	(207,022,542)	(10,162,632)
Class B	(17,190,311)	(1,003,861)
Class C	(13,819,719)	(663,061)
Class N	(3,214,999)	(143,710)

	(241,247,571)	(11,973,264)

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(18,854,143)	(11,635,942)
Class B	(42,194,637)	(35,557,029)
Class C	(17,585,472)	10,405,264
Class N	(1,623,106)	6,641,449

	(80,257,358)	(30,146,258)

Net Assets

Total increase (decrease)	(729,868,935)	171,836,002

Beginning of period	3,224,764,822	3,052,928,820

End of period (including accumulated net investment income of $41,554,718 and $27,623,954, respectively)	$2,494,895,887	$3,224,764,822

See accompanying Notes to Financial Statements.
F34 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended August 31,	2008		2007		2006		2005		2004

Per Share Operating Data

Net asset value, beginning of period	$13.10		$12.28		$12.63		$11.84		$11.22

Income (loss) from investment operations:
Net investment income	.59	[1]	.47	[1]	.39	[1]	.38	[1]	.46
Net realized and unrealized gain (loss)	(1.74)		.82		.16		1.28		.69

Total from investment operations	(1.15)		1.29		.55		1.66		1.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.50)		(.42)		(.37)		(.48)		(.53)
Distributions from net realized gain	(1.01)		(.05)		(.53)		(.39)		—

Total dividends and/or distributions to shareholders	(1.51)		(.47)		(.90)		(.87)		(.53)

Net asset value, end of period	$10.44		$13.10		$12.28		$12.63		$11.84

Total Return, at Net Asset Value[2]	(9.51)%		10.50%		4.68%		14.40%		10.32%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$2,176,214		$2,754,566		$2,594,507		$2,670,552		$2,379,956

Average net assets (in thousands)	$2,458,736		$2,809,861		$2,608,268		$2,565,609		$2,356,948

Ratios to average net assets:[3]
Net investment income	5.11%		3.54%		3.21%		3.09%		3.85%
Total expenses	0.91	% [4,5,6]	0.88	% [4,5,6]	0.91%		0.89	% [5]	0.89%[5,7]

Portfolio turnover rate	68	% [8]	66	% [8]	66	% [8]	55	% [8]	52%
1.  Per share amounts calculated based on the average shares outstanding during the period.
2.  Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3.  Annualized for periods less than one full year.
4.  Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended August 31, 2008	0.91%
Year Ended August 31, 2007	0.88%
5.  Reduction to custodian expenses less than 0.005%.
6.  Waiver or reimbursement of indirect management fees less than 0.005%.
7.  Voluntary waiver of transfer agent fees less than 0.005%.
8.  The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
Year Ended August 31, 2005	$3,541,353,653	$3,677,756,448
See accompanying Notes to Financial Statements.
F35 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

Class B Year Ended August 31,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$12.94	$12.14	$12.49	$11.72	$11.10

Income (loss) from investment operations:
Net investment income	.49 [1]	.35 [1]	.28 [1]	.28 [1]	.36
Net realized and unrealized gain (loss)	(1.71)	.81	.16	1.26	.68

Total from investment operations	(1.22)	1.16	.44	1.54	1.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.40)	(.31)	(.26)	(.38)	(.42)
Distributions from net realized gain	(1.01)	(.05)	(.53)	(.39)	—

Total dividends and/or distributions to shareholders	(1.41)	(.36)	(.79)	(.77)	(.42)

Net asset value, end of period	$10.31	$12.94	$12.14	$12.49	$11.72

Total Return, at Net Asset Value[2]	(10.20)%	9.54%	3.84%	13.40%	9.46%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$153,650	$240,849	$258,812	$299,093	$316,568

Average net assets (in thousands)	$193,912	$262,574	$273,916	$304,769	$349,853

Ratios to average net assets:[3]
Net investment income	4.27%	2.70%	2.37%	2.25%	3.00%
Total expenses	1.75%[4,5,6]	1.71%[4,5,6]	1.74%	1.73%[5]	1.76%[5,7]

Portfolio turnover rate	68%[8]	66%[8]	66%[8]	55%[8]	52%
1.  Per share amounts calculated based on the average shares outstanding during the period.
2.  Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3.  Annualized for periods less than one full year.
4.  Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended August 31, 2008	1.75%
Year Ended August 31, 2007	1.71%
5.  Reduction to custodian expenses less than 0.005%.
6.  Waiver or reimbursement of indirect management fees less than 0.005%.
7.  Voluntary waiver of transfer agent fees less than 0.005%.
8.  The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
Year Ended August 31, 2005	$3,541,353,653	$3,677,756,448
See accompanying Notes to Financial Statements.
F36 | OPPENHEIMER CAPITAL INCOME FUND

Class C Year Ended August 31,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$12.89	$12.10	$12.46	$11.69	$11.09

Income (loss) from investment operations:
Net investment income	.49 [1]	.36 [1]	.29 [1]	.28 [1]	.35
Net realized and unrealized gain (loss)	(1.71)	.79	.15	1.26	.69

Total from investment operations	(1.22)	1.15	.44	1.54	1.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.40)	(.31)	(.27)	(.38)	(.44)
Distributions from net realized gain	(1.01)	(.05)	(.53)	(.39)	—

Total dividends and/or distributions to shareholders	(1.41)	(.36)	(.80)	(.77)	(.44)

Net asset value, end of period	$10.26	$12.89	$12.10	$12.46	$11.69

Total Return, at Net Asset Value[2]	(10.22)%	9.53%	3.83%	13.52%	9.40%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$130,753	$184,782	$163,959	$167,013	$133,368

Average net assets (in thousands)	$156,924	$182,640	$165,514	$150,410	$122,458

Ratios to average net assets:[3]
Net investment income	4.29%	2.74%	2.40%	2.27%	3.01%
Total expenses	1.72%[4,5,6]	1.69%[4,5,6]	1.71%	1.71%[5]	1.72%[5,7]

Portfolio turnover rate	68%[8]	66%[8]	66%[8]	55%[8]	52%
1.  Per share amounts calculated based on the average shares outstanding during the period.
2.  Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3.  Annualized for periods less than one full year.
4.  Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended August 31, 2008	1.72%
Year Ended August 31, 2007	1.69%
5.  Reduction to custodian expenses less than 0.005%.
6.  Waiver or reimbursement of indirect management fees less than 0.005%.
7.  Voluntary waiver of transfer agent fees less than 0.005%.
8.  The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
Year Ended August 31, 2005	$3,541,353,653	$3,677,756,448
See accompanying Notes to Financial Statements.
F37 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

Class N Year Ended August 31,	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$13.00	$12.20	$12.55	$11.78	$11.16
Income (loss) from investment operations:
Net investment income	.54 [1]	.42 [1]	.34 [1]	.34 [1]	.39
Net realized and unrealized gain (loss)	(1.71)	.80	.16	1.26	.72

Total from investment operations	(1.17)	1.22	.50	1.60	1.11

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.46)	(.37)	(.32)	(.44)	(.49)
Distributions from net realized gain	(1.01)	(.05)	(.53)	(.39)	—

Total dividends and/or distributions to shareholders	(1.47)	(.42)	(.85)	(.83)	(.49)

Net asset value, end of period	$10.36	$13.00	$12.20	$12.55	$11.78

Total Return, at Net Asset Value[2]	(9.78)%	10.01%	4.32%	13.95%	10.01%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$34,279	$44,568	$35,651	$29,444	$16,692

Average net assets (in thousands)	$39,025	$41,919	$32,598	$22,974	$13,301

Ratios to average net assets:[3]
Net investment income	4.74%	3.19%	2.82%	2.73%	3.42%
Total expenses	1.29%[4,5,6]	1.25%[4,5,6]	1.30%	1.24%[5]	1.28%[5,7]

Portfolio turnover rate	68%[8]	66%[8]	66%[8]	55%[8]	52%
1.  Per share amounts calculated based on the average shares outstanding during the period.
2.  Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3.  Annualized for periods less than one full year.
4.  Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended August 31, 2008	1.29%
Year Ended August 31, 2007	1.25%
5.  Reduction to custodian expenses less than 0.005%.
6.  Waiver or reimbursement of indirect management fees less than 0.005%.
7.  Voluntary waiver of transfer agent fees less than 0.005%.
8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
Year Ended August 31, 2005	$3,541,353,653	$3,677,756,448
See accompanying Notes to Financial Statements.
F38 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Capital Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s primary investment objective is to seek as much current income as is compatible with prudent investment. The Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the closing price reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing “bid” and “asked” prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the “bid” and “asked” prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets
F39 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company’s net asset value per share. “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Catastrophe/Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery
F40 | OPPENHEIMER CAPITAL INCOME FUND

transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of August 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$255,537,879
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.
Securities Sold Short. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate securities at its custodian with a value equal to a certain percentage of the value of the securities that it sold short. Securities that have been segregated for this purpose are disclosed as such in the Statement of Investments. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations.
     As of August 31, 2008, the Fund held no securities sold short.
F41 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund’s investment in LAF is included in the
F42 | OPPENHEIMER CAPITAL INCOME FUND

Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4]	Tax Purposes

$26,140,897	$42,333,727	$19,795,269	$14,484,111

1.	The Fund had $121,050 of post-October passive foreign investment company losses which were deferred.

2.	The Fund had $19,674,219 of straddle losses which were deferred.

3.	During the fiscal year ended August 31, 2008, the Fund did not utilize any capital loss carryforward.

4.	During the fiscal year ended August 31, 2007, the Fund did not utilize any capital loss carryforward.
F43 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for August 31, 2008. Net assets of the Fund were unaffected by the reclassifications.

	Reduction to	Increase to
	Accumulated	Accumulated Net
Increase	Net Investment	Realized Gain
to Paid-in Capital	Income	on Investments[5]

$4,654,144	$8,912,965	$4,258,821

5.	$4,696,258, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.
The tax character of distributions paid during the years ended August 31, 2008 and August 31, 2007 was as follows:

	Year Ended	Year Ended
	August 31, 2008	August 31, 2007

Distributions paid from:
Ordinary income	$177,532,852	$111,668,600
Long-term capital gain	183,458,273	995

Total	$360,991,125	$111,669,595

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,865,697,382
Federal tax cost of other investments	(296,544,663)

Total federal tax cost	$2,569,152,719

Gross unrealized appreciation	$319,528,878
Gross unrealized depreciation	(334,012,989)

Net unrealized depreciation	$(14,484,111)

F44 | OPPENHEIMER CAPITAL INCOME FUND

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the
F45 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended August 31, 2008		Year Ended August 31, 2007
	Shares	Amount	Shares	Amount

Class A
Sold	12,981,349	$150,790,897	24,786,266	$331,214,040
Dividends and/or distributions reinvested	25,570,540	292,399,070	6,895,270	90,699,242
Redeemed	(40,406,262)	(462,044,110)	(32,639,197)	(433,549,224)

Net decrease	(1,854,373)	$(18,854,143)	(957,661)	$(11,635,942)

Class B
Sold	1,736,556	$19,914,724	3,288,092	$43,051,303
Dividends and/or distributions reinvested	2,023,125	22,882,525	524,751	6,819,291
Redeemed	(7,461,165)	(84,991,886)	(6,522,576)	(85,427,623)

Net decrease	(3,701,484)	$(42,194,637)	(2,709,733)	$(35,557,029)

Class C
Sold	1,614,479	$18,638,806	3,136,488	$41,107,707
Dividends and/or distributions reinvested	1,550,328	17,451,273	341,526	4,431,983
Redeemed	(4,753,826)	(53,675,551)	(2,698,666)	(35,134,426)

Net increase (decrease)	(1,589,019)	$(17,585,472)	779,348	$10,405,264

Class N
Sold	777,831	$8,978,664	1,516,523	$20,001,127
Dividends and/or distributions reinvested	385,662	4,378,404	94,066	1,230,137
Redeemed	(1,280,903)	(14,980,174)	(1,105,867)	(14,589,815)

Net increase (decrease)	(117,410)	$(1,623,106)	504,722	$6,641,449

F46 | OPPENHEIMER CAPITAL INCOME FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended August 31, 2008, were as follows:

	Purchases	Sales

Investment securities	$1,730,874,513	$2,132,124,003
U.S. government and government agency obligations	5,148,572	6,086,144
To Be Announced (TBA) mortgage-related securities	2,702,200,766	2,534,331,052
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.75%
Next $100 million	0.70
Next $100 million	0.65
Next $100 million	0.60
Next $100 million	0.55
Next $4.5 billion	0.50
Over $5 billion	0.48
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2008, the Fund paid $3,446,134 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
F47 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2008 for Class B, Class C and Class N shares were $7,555,605, $4,610,386 and $755,291, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

August 31, 2008	$524,792	$7,957	$289,678	$17,361	$2,351

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended August 31, 2008, the Manager waived $43,304 for IMMF management fees.
     During the year ended August 31, 2008, the Manager voluntarily reimbursed the Fund $590 for certain transactions. The payment increased the Fund’s total returns by less than 0.01%.
F48 | OPPENHEIMER CAPITAL INCOME FUND

5. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
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NOTES TO FINANCIAL STATEMENTS Continued
6. Option Activity Continued
The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
Written option activity for the year ended August 31, 2008 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of August 31, 2007	40,834	$13,543,701	10,316	$6,014,598
Options written	403,558	45,176,985	132,500	39,407,118
Options closed or expired	(390,148)	(46,161,626)	(94,036)	(25,592,914)
Options exercised	(26,219)	(10,833,656)	(17,590)	(4,866,434)

Options outstanding as of August 31, 2008	28,025	$1,725,404	31,190	$14,962,368

7. Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.
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Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.
     In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.
     Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
8. Illiquid Securities
As of August 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
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NOTES TO FINANCIAL STATEMENTS Continued
9. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of August 31, 2008, the Fund had on loan securities valued at $83,066,424. Collateral of $84,913,640 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
10. Recent Accounting Pronouncements
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of August 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
     In March 2008, FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
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11. Change In Independent Registered Public Accounting Firm (Unaudited)
At a meeting held on August 20, 2008, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund for fiscal year 2009, replacing the firm of Deloitte & Touche LLP, effective at the conclusion of the fiscal 2008 audit. During the two most recent fiscal years the audit reports of Deloitte & Touche LLP contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Deloitte & Touche LLP would have caused it to make reference to the disagreements in connection with its reports.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of Oppenheimer Capital Income Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Capital Income Fund (the “Fund”), including the statement of investments, as of August 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche LLP
Denver, Colorado
October 13, 2008
F54 | OPPENHEIMER CAPITAL INCOME FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Capital gain distributions of $0.7684 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 28, 2007. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).
     Dividends, if any, paid by the Fund during the fiscal year ended August 31, 2008 which are not designated as capital gain distributions should be multiplied by 30.89% to arrive at the amount eligible for the corporate dividend-received deduction.
     A portion, if any, of the dividends paid by the Fund during the fiscal year ended August 31, 2008 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $41,839,226 of the Fund’s fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended August 31, 2008, $95,540,888 or 79.79% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
20 | OPPENHEIMER CAPITAL INCOME FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Michael Levine, the portfolio manager for the Fund, and the Manager’s Value investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load mixed-asset target allocation conservative funds advised by other investment advisers.
     The Board considered that the Fund outperformed its performance universe median during the five- and ten-year periods. The Board also noted that, while the Fund under-performed its performance universe median during the one- and three-year periods, for the year-to-date period through May 31, 2008, the Fund was in the third quintile. The Board also considered the recent changes to the Fund’s asset allocation, which shifted from 60% equities and 40% fixed income to 40% equities and 60% fixed income.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other mixed-asset target allocation conservative funds with comparable asset levels and distribution features.
21 | OPPENHEIMER CAPITAL INCOME FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
The Board noted that the Fund’s actual management fees and total expenses were lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
22 | OPPENHEIMER CAPITAL INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
23 | OPPENHEIMER CAPITAL INCOME FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

William L. Armstrong, Chairman of the Board of Trustees (since 2003), Trustee (since 1999) Age: 71	President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (non- profit) (since 1991); Former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991- 2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992- 1997); U.S. Senator (January 1979-January 1991). Oversees 39 portfolios in the OppenheimerFunds complex.

George C. Bowen, Trustee (since 1998) Age: 72	Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

Edward L. Cameron, Trustee (since 1999) Age: 70	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000 — June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (financial services firm) (July 1994-June 1998). Oversees 39 portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee (since 1990) Age: 66	Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 39 portfolios in the OppenheimerFunds complex.

Sam Freedman, Trustee (since 1996) Age: 68	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Manager and with subsidiary or affiliated companies of the Manager (until October 1994). Oversees 39 portfolios in the OppenheimerFunds complex.
24 | OPPENHEIMER CAPITAL INCOME FUND

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Beverly L. Hamilton, Trustee (since 2002) Age: 62	Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational orga- nization) (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001- 2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 39 portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee (since 2002) Age: 64	Board of Directors of Opera Colorado Foundation (non-profit organization) (since March 2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (chari- table organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996- April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 39 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee (since 2000) Age: 66	Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee of Worcester Polytech Institute (since 1985); Chairman (since 1994) of the Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 41 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2001) Age: 59	Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the Manager (September 2000-February 2007); President and director or trustee of other OppenheimerFunds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial
25 | OPPENHEIMER CAPITAL INCOME FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

John V. Murphy, Continued	Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 103 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Levine, Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey, Wixted, Petersen, Szilagyi and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Michael S. Levine, Vice President (since 1999) Age: 43	Vice President of the Manager (since June 1998). An officer of 2 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997- February 2004). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 49	Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian S. Petersen, Assistant Treasurer (since 2004) Age: 38	Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002). An officer of 103 portfolios in the OppenheimerFunds complex
26 | OPPENHEIMER CAPITAL INCOME FUND

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Brian C. Szilagyi, Assistant Treasurer (since 2005) Age: 38	Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2001) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Lisa I. Bloomberg, Assistant Secretary (since 2004) Age: 40	Vice President (since 2004) and Deputy General Counsel (since May 2008); of the Manager; Associate Counsel of the Manager (May 2004-May 2008); First Vice President (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services, Inc. An officer of 103 portfolios in the OppenheimerFunds complex.

Kathleen T. Ives, Assistant Secretary (since 2001) Age: 43	Vice President (since June 1998), Deputy General Counsel (since May 2008) and Assistant Secretary (since October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Senior Counsel of the Manager (October 2003-May 2008). An officer of 103 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.
27 | OPPENHEIMER CAPITAL INCOME FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board’s Audit Committee, and Edward L. Cameron, a member of the Board’s Audit Committee, are audit committee financial experts and that Messrs. Bowen and Cameron are “independent” for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.
(a) Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $38,875 in fiscal 2008 and $38,500 in fiscal 2007.
(b) Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(c) Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(d) All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees for fiscal 2008 and $32,732 for fiscal 2007 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2008 and $32,732 in fiscal 2007 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
     a) Not applicable.

     b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Exhibit attached hereto.

	(2)	Exhibits attached hereto.

	(3)	Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Capital Income Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date:	10/13/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date:	10/13/2008

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date:	10/13/2008